Erik Vayntrub Senior Counsel Capital Research and Management Company 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9108

November 16, 2021

Yoon Choo

Senior Counsel

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549-3628

Re: Capital Group Growth ETF (“Growth Fund”)

Initial Registration Statement on Form N-1A

File Nos. 333-259020 and 811-23733

Capital Group Core Equity ETF (“Core Equity Fund”)

Initial Registration Statement on Form N-1A

File Nos. 333-259021 and 811-23735

Capital Group International Focus Equity ETF (“International Focus Fund”)

Initial Registration Statement on Form N-1A

File Nos. 333-259022 and 811-23734

Capital Group Dividend Value ETF (“Dividend Value Fund”)

Initial Registration Statement on Form N-1A

File Nos. 333-259023 and 811-23736

Capital Group Global Growth Equity ETF (“Global Growth Fund”)

Initial Registration Statement on Form N-1A

File Nos. 333-259024 and 811-23737

Capital Group Core Plus Income ETF (“Core Income Fund”)

Initial Registration Statement on Form N-1A

File Nos. 333-259025 and 811-23738

Dear Ms. Choo:

In response to your comment letter, dated September 22, 2021, to the initial registration statements on Form N-1A (the “Registration Statements”) of Growth Fund, Core Equity Fund, International Focus Fund, Dividend Value Fund, Global Growth Fund and Core Income Fund (each, a “Registrant” and together, the “Registrants”), we hereby file Pre-Effective Amendment No. 1 to the Registration Statements under the Investment Company Act of 1940 (the “1940 Act”) (such amendment, the “Amendment”) pursuant to Rule 472 of the 1933 Act. We appreciate your prompt response to the filing.

Our responses to your comments (including the supplemental comment you delivered by telephonic conversation on November 12) are set forth below. The Amendment reflects additional information that was not contained in the initial Registration Statements.

General – all funds

1.	We note that the registration statements are missing information and exhibits and contain bracketed disclosures. Please ensure that the board composition and independent trustee information, fee tables and expense examples, seed financial statements, and exhibits to the registration statements (including the auditor’s consents, legality of shares opinions, the declarations of trust and by-laws, and investment advisory agreements) are provided in pre-effective amendments. We may have comments on such portions when you complete them in any pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits filed in any pre-effective amendment. Please plan accordingly.

Response: We will update the Registration Statements to address this comment in a subsequent pre-effective amendment and acknowledge that you may have additional comments. The Amendment includes a list of the exhibits. We confirm that the exhibits themselves will be provided in a subsequent pre-effective amendment once they have been approved by the board of trustees (the “Board”) of each Registrant. Please refer to Exhibit A to this response letter for the form of “Annual fund operating expenses” table and expense example that will be disclosed for each of the Registrants. Each Registrant’s management fees remain subject to Board approval and will be included in the Registration Statements at a later time. Further, for your reference and as supplementally requested, see attached as Exhibits B and C, respectively, forms of the Registrants’ declarations of trust and by-laws.

2.	Please advise us if you have submitted or expect to submit any exemptive applications or no action requests in connection with the registration statements.

Response: The Registrants do not presently intend to rely on any exemptive relief. However, as disclosed in each Registration Statement: “While it has no present intention of doing so, the fund’s board could determine that it is in the best interests of the fund not to publicly disclose the fund’s complete portfolio holdings on a daily basis. In such event, and upon prior written notice to shareholders, the fund will be required to rely on exemptive relief granted by the SEC, or rule or regulation in force at such time, to disclose its full portfolio holdings on a quarterly basis, similar to mutual funds.” We confirm supplementally that an application was filed on April 30, 2021, and amended on August 25, 2021, for an order under Section 6(c) of the 1940 Act for an exemption from Sections 2(a)(32), 5(a)(1), 22(d) and 22(e) of the 1940 Act and Rule 22c-1 under the 1940 Act, and under Sections 6(c) and 17(b) of the 1940 Act for an exemption from Sections 17(a)(1) and 17(a)(2) of the 1940 Act, and under Section 12(d)(1)(J) of the 1940 Act for an exemption from Sections 12(d)(1)(A) and 12(d)(1)(B) of the 1940 Act. If and when granted, such relief would allow the Registrants flexibility to convert to a less transparent fund structure (in each case subject to board approval and prior written notice to shareholders), which would allow the Registrants to disclose their portfolio holdings on a quarterly rather than daily basis.

3.	Please include the ticker symbols in EDGAR. [Regulation S-T, Rule 313(b)(1).]

Response: The ticker symbols were included in EDGAR on September 22, 2021.

4.	Where a comment is made with regard to disclosure in one location of a registration statement, it is applicable to all similar disclosure appearing elsewhere in that registration statement.

Response: We acknowledge this comment.

5.	We have grouped our comments to indicate whether they apply to all of the funds or one or more particular fund(s). If you believe that a comment applies to disclosure for a fund that we have not specifically identified in the comment, please revise the disclosure for that fund accordingly and identify that fund in your response letter.

Response: We acknowledge this comment and have addressed the comments accordingly.

General – each equity fund, unless otherwise specified

6.	Item 4(a) requires that the fund identify the “type or types of securities in which the fund invests” and that the discussion of the fund’s investment strategy be a summary of the information given in response to Item 9(b). Please refer to the instructions in Form N-1A and IM Guidance Update 2014-08, Guidance Regarding Mutual Fund Enhanced Disclosure (“IM Guidance Update 2014-08”), and revise the strategy discussion accordingly. We note that based on the information in the registration statement, we have identified particular disclosure issues and provided comments based on the principles outlined here.

Response: We acknowledge this comment and have addressed the comments in the rest of this letter as appropriate.

Prospectus – all funds

Back Cover

7.	In the line item For fund information, please indicate that the number may also be used to make shareholder inquiries. [Item 1(b)(1).]

Response: We have updated the disclosure to address this comment, as follows:

For fund information or to request free copies of the fund’s statement of additional information, or annual/semi-annual reports (“fund documents”)	~~American Funds Service Company~~ (800) 421-4225 8 a.m. to 7 p.m. ET
For shareholder inquiries	Please contact your financial intermediary through whom you invest in the fund
For 24-hour fund information including fund documents	[capitalgroup.com]

8.	Under Annual/Semi-annual reports to shareholders, please add “that significantly affected the fund’s performance during its last fiscal year [and semi-annual period]” after “a discussion of market conditions and the fund’s investment strategies.” [Item 1(b)(1).]

Response: We have updated the disclosure to address this comment, as follows:

“Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies that affected the fund’s performance during its last fiscal year or semi-annual period, as applicable, and the independent registered public accounting firm’s report (in the annual report)."

Summary Prospectus

Fees and Expenses of the fund

9.	Per Item 3, please bold the second sentence in the section.

Response: We have updated the disclosure to address this comment.

10.	The prospectus indicates that the fund may invest in the Central Funds. If acquired fund fees and expenses (“AFFEs”) from such investments will exceed 0.01% of the average net assets of the fund, please disclose these fees and expenses as a separate line item in the fee table. Further, if included as a separate line item, please also disclose in a footnote to the fee table that AFFEs are based on estimated amounts for the current fiscal year. Otherwise, please confirm supplementally that such expenses, if any, are reflected in “Other Expenses.” [Instr. 3(f)(i) to Item 3.]

Response: We confirm supplementally that, if acquired fund fees and expenses (AFFE) exceed 0.01% of the average net assets of the fund, the fund will include a separate line item in the fee table for AFFE. The fund's AFFE is not expected to exceed 0.01% of the average net assets of the fund at this time, and as a result, any such expenses will be reflected in "Other Expenses."

11.	In the second sentence under Example, please add “or hold” immediately after “sell all your shares” to clarify that the expense example applies whether a shareholder holds or sells shares of the fund.

Response: We have updated the disclosure to address this comment, as follows:

“The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. No fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:”

12.	We note that, with the exception of Market Trading risk, the risk disclosure that the fund characterizes as “principal risks associated with the fund’s investment strategies” is identical in the summary and statutory prospectuses. The disclosure in Item 4(b) should be based on information in Item 9(c), and should be a summary of that information. Please revise accordingly.

Response: We believe the risk disclosure in the fund’s summary prospectus is already responsive to the requirement of Form N-1A in that it summarizes the disclosure set forth in the section captioned “Investment objectives, strategies and risks” of the statutory prospectus. In particular, the risk disclosure set forth in Item 9 includes additional risks that do not appear in the Item 4 disclosure. Accordingly, we respectfully decline to supplement the disclosure as proposed.

13.	Please consider adding a risk factor discussing the principal risks associated with investing in a new fund (e.g., the fund may have higher expenses, may not grow to an economically viable size, and may cease operations and investors may be required to liquidate or transfer their investments at a loss).

Response: In response to this comment, we have revised the risk factor captioned "Market trading" in the statutory prospectus to note that certain market trading risks described therein may be exacerbated when the fund is small.

14.	In describing the risks related to the ETF structure, please disclose that in times of market stress:

a)	Market makers or authorized participants may step away from their respective roles in making a market in fund shares and in executing purchase or redemption orders, which could lead to variances between the market price of the fund’s shares and its net asset value (“NAV”); and

b)	The market for the fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings, which could lead to differences between the market price of the Fund’s shares and its NAV.

Response: We believe the current disclosure adequately addresses this comment and respectfully decline to supplement it at this time. In particular, please refer to the principal risk factor captioned “Market trading” which provides, in relevant part, that:

“the existence of significant market volatility, disruptions to creations and redemptions, adverse developments impacting market makers, Authorized Participants or other market participants or potential lack of an active trading market for the fund shares (including through a trading halt), among other factors, may result in the shares trading at a significant premium or discount to NAV. . .”; and

“the ‘spread’ between what investors are willing to pay for fund shares (the “bid price”) and the price at which they are willing to sell fund shares (the “ask” price). . .is wider where the fund has less trading volume and market liquidity. During times of significant market volatility or market disruption, including when trading of the fund’s holdings may be halted, the bid-ask spread may increase significantly and cause the fund shares to trade at a significant discount to the fund’s NAV.”

In addition, the principal risk factor captioned “Authorized Participant concentration” states, among other things, that “[i]f Authorized Participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other Authorized Participant engages in such action, the fund shares may trade at a premium or discount to NAV and possibly face trading halts or delisting.”

15.	Under the risk factor titled Cash transactions, please disclose that the fund could incur brokerage costs which would decrease the fund’s NAV, to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

Response: We have updated the disclosure to address this comment, as follows:

“Cash transactions — The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When the fund effects redemptions partly or wholly for cash, rather than in kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If the fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause the fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, the fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an Authorized Participant, may reduce the fund’s NAV.”

16.	Please supplementally disclose the broad-based securities market index expected to be used in the average annual total returns table.

Response: We supplementally confirm below the broad-based securities market indexes that are expected to be used in the average annual total returns table:

Registrant	Broad-based securities market index
Growth Fund	S&P 500 Index
Core Equity Fund	S&P 500 Index
International Focus Fund	MSCI All Country World ex USA Index
Dividend Value Fund	S&P 500 Index
Global Growth Fund	MSCI All Country World Index
Core Income Fund	Bloomberg Barclays U.S. Aggregate Index Lipper Core Plus Bond Funds Average

17.	Please provide the length of service of each portfolio manager by date (month and year) rather than simply stating “since the fund’s inception.” [Item 5(b).]

Response: In response to this comment, we have updated the disclosure to add the year of the fund’s inception, as follows: "since the fund's inception (2022)." The Registrants are expected to begin operations some time in Q1 of 2022. We respectfully decline to specify the month of the funds’ inception at this time.

Statutory Prospectus

Investment objective, strategies and risks

18.	The statutory prospectus, but not the summary prospectus, states that the fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies, and instrumentalities, invest in the Central Funds and engage in securities lending. Please clearly distinguish in the statutory prospectus which of the strategies discussed are principal to the fund and which are not. [See IM Guidance Update 2014-08.]

Response: We have updated the disclosure based on this comment, adding the following language in the “Investment objective, strategies and risks” section of the statutory prospectus:

“In addition to the principal investment strategies described above, the fund has other investment practices as described below and in the statement of additional information.”

With the above language, we believe the disclosure is sufficiently clear as to which strategies discussed in Item 9 are principal to the fund and which are not.

19.	The fund states that it “may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil.” The fund also states that “[f]or temporary defensive purposes, [it] may invest without limitation in such instruments.” Please supplementally explain the difference between investing a substantial portion of the fund’s assets in cash and cash equivalents “in response to certain circumstances, such as periods of market turmoil” as distinguished from taking a temporary defensive position. Is the fund limited in the first case by its principal investment strategy as stated in the summary prospectus?

Response: Yes – in the first case, the fund is limited in the extent of its investments in cash and cash equivalents by the fund’s disclosed investment limits; however, as disclosed, for temporary defensive purposes, the fund may invest without limitation in such instruments.

20.	Please disclose that taking a temporary defensive position means that the fund may not achieve its investment objective(s). [Instr. 6 to Item 9.]

Response: The current disclosure addresses the effects of the fund taking a temporary defensive position by investing in cash and cash equivalents without limitation. Specifically, it states that "[a] larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet the fund’s obligations." We believe this disclosure adequately describes the risks of the fund taking a temporary defensive position and respectfully decline to revise the disclosure as suggested at this time.

21.	The fund states that it “may invest in other funds … to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities [emphasis added].” The fund states earlier that it may invest in short-term securities issued by the U.S. government, its agencies and instrumentalities. Is the reference to “bonds” a reference to such instruments or is the category broader? Please clarify in the disclosure.

Response: We confirm supplementally that the only Central Fund in which the Registrants expect to invest at this time is the Capital Group Central Cash Fund, which is a standard cash sweep vehicle. If we launch other affiliated cash sweep vehicles in the future, the Registrants may also be permitted to invest in those central funds. We have revised the referenced disclosure accordingly to read as follows:

"The fund’s daily cash balance may be invested in one or more money market or similar funds managed by the investment adviser or its affiliates (“Central Funds”). Shares of Central Funds are not offered to the public and are only purchased by the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. When investing in Central Funds, the fund bears its proportionate share of the expenses of the Central Funds in which it invests but does not bear additional management fees through its investment in such Central Funds. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds. "

22.	The disclosure notes that a fund may invest in Central Funds and that shares of these funds “are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates.” Explain to us the extent to which a fund expects to invest in Central Funds, whether the portfolios of the Central Funds are publicly disclosed, how effectively authorized participants will be able to engage in arbitrage since they cannot purchase the Central Funds and may not know the identity of the investments in the Central Funds, and whether this results in any risks that should be disclosed.

Response: Please see our response to Comment #21 above. The Capital Group Central Cash Fund is the only central fund in which the Registrants expect to invest at this time. It is a standard cash sweep vehicle, and each of the Registrants expects to deliver cash in lieu for the shares of the central cash fund. As a result, the use of the central cash fund should not implicate the arbitrage mechanism and we do not believe additional risk disclosure is warranted at this time.

23.	Please move the paragraph that begins “[t]he fund publicly discloses its complete portfolio holdings each business day …” under the subheading Portfolio holdings in the prospectus.

Response: This paragraph addresses the possibility that the fund may, upon the fund board's determination that it is in the best interest of the fund, begin publicly disclosing its complete portfolio holdings on a less frequent (i.e., quarterly) basis in reliance on exemptive relief to be granted by the SEC or rule or regulation in effect at such time. The disclosure further describes the potential risks of investing in a less transparent ETF as compared to a fully transparent ETF, including those risks the U.S. Securities and Exchange Commission or its staff (the “Staff”) has required less transparent ETFs to disclose pursuant to their exemptive relief. By contrast, all that is required under Form N-1A for the portfolio holdings disclosure in Item 9 is the statement that a description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI and/or website.

Given the foregoing, we believe the above referenced paragraph is appropriately placed in the Investment objectives, strategies and risks section. Accordingly, we respectfully decline to move this disclosure.

24.	The fund includes risk factors that it characterizes as “additional risks associated with investing in the fund.” Please advise us if these investment risks are non-principal. If so, revise the reference to “additional risks” to convey that the investment risks are non-principal. Alternatively, please move all non-principal investment risks to the SAI. [See ADI 2019-08 and Item 16(b).]

Response: We confirm supplementally that the additional risks associated with investing in the fund are not currently viewed as principal risks of investing in the fund. We have considered the funds’ disclosure in light of this comment and we believe the current disclosure is sufficient and appropriate. Item 9(c) of Form N-1A requires disclosure of the “principal” risks of investing in a fund. The principal risks of investing in each fund are labeled as “principal risks” in the section captioned “Investment objectives, strategies and risks” in the statutory prospectus. Non-principal risks are included in a separate category of such section and are labeled as “additional risks.” It is clear on the face of the existing disclosure which risks are principal risks and which are not. We believe that designating the “additional” risks as “non-principal” risks or moving them into the SAI may mislead investors into thinking the risks are unimportant. Accordingly, we respectfully decline to supplement the disclosure as suggested.

25.	The fund includes a risk factor titled Exposure to country, region, industry or sector. Please supplementally confirm that the fund does not currently anticipate significant exposure to any specific country, region, industry or sector or, alternatively, add appropriate disclosure to the investment strategy and risk discussion in the prospectus.

Response: The fund is actively managed and relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. It is not an investment strategy of the fund to invest in securities of issuers in any particular country, region, industry or sector in any amount. However, because the investment portfolio of the fund is actively managed and because, from time to time, the fund may have significant exposure to a particular country, region, industry or sector, the Fund prospectus includes disclosure regarding the risk of such exposure.

Management and organization

26.	The fund states that its “portfolio is based on the full portfolio of a similar fund or account (the “reference account”) which is then optimized for the number, type and weighting of portfolio holdings for the fund. As such, investment decisions for the reference account will normally be fully implemented before they are considered as part of the fund’s investment process.” Please explain to us the purpose of using a reference account. Please supplementally identify the reference account (including fund or account type), the types of investors that invest in the reference account (including whether they are the same investors as in the fund), its investment adviser and portfolio manager(s), and explain the process by which the portfolio of the reference account is selected and the investments of the fund and its reference account are coordinated. Please also explain the policies and procedures in place to ensure that the fund is not harmed by the process of basing its investment decisions (with adjustments) on the investments of the reference account and, conversely, that the reference account is not harmed by the fund’s daily disclosure of its portfolio holdings.

Response: We manage strategies that we believe are positive investment options for various types of investors. Capital Research and Management Company (CRMC), as investment adviser, uses a system of multiple portfolio managers in managing assets for an individual account — i.e., the reference account — that is representative of an investment strategy. The use of a reference account allows the adviser to deliver portfolio manager investment convictions for a particular investment strategy, as implemented through this Capital System, in a fit-for-purpose portfolio — in this case, in a portfolio appropriate for an equity ETF. This allows portfolio managers to concentrate on seeking to deliver superior long-term investment results for the strategy. In all cases, in implementing and delivering an investment strategy across various portfolio types, investment decisions for each fund and account managed by CRMC or its investment adviser affiliates are subject to the respective objective(s), policies and restrictions of such fund or account and the oversight of the appropriate investment-related committees of the adviser and its investment divisions.

At inception, four of the five reference accounts for our equity ETFs are variable insurance trusts available only to insurance company separate accounts, feeder funds or funds of funds as underlying investment options to variable insurance contracts and held for the benefit of the annuitant. The fifth reference account is a seeded separate account not available for retail investment. The reference accounts and the ETFs will not be directly available to the same investors. Each reference account is advised by CRMC and the portfolio managers of each fund and its reference account are the same.

In consideration of your questions, we have updated the applicable disclosure for our equity ETFs as follows to include further clarification of the investment process we employ in creating each fund’s portfolio:

“The fund’s investment adviser manages the fund and other funds and accounts with similar names and investment objectives using the same investment strategy. The fund’s portfolio is based on the portfolio of one of those similar funds or accounts (the ‘reference account’) that is representative of the investment strategy. The fund’s portfolio is optimized for the number, type and weighting of portfolio holdings that the investment adviser believes is best suited for the fund while seeking to achieve its investment objective. The investment adviser employs a suite of technology, including quantitative modeling and risk tools, as part of this investment process. The process is overseen by a team of associates who seek to ensure that the optimization reflects the overall investment intent of the strategy implemented by the portfolio managers. As such, investment decisions for the reference account will normally be fully implemented before they are considered as part of the fund’s investment process. The fund’s investment process regularly considers changes in the reference account’s portfolio and the fund’s portfolio due to, among other things, investment convictions, market movements and corporate actions. The fund will hold fewer securities than the reference account, and securities held in common by the fund and the reference account will normally be held in different weightings.”

Distributions and taxes

27.	Under Taxes on dividends and distributions, please explain the meaning of “return of capital” and disclose that return of capital distributions should not be considered the dividend yield or total return of an investment in fund shares and that any capital returned to investors through distributions will be distributed after payment of fund fees and expenses.

Response: In response to this comment, we have updated the disclosure for the Core Income Fund, as follows:

“Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. If you are an individual and meet certain holding period requirements with respect to your fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to you. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. ~~Returns of capital distributions decrease your cost basis and are not taxable until your cost basis has been reduced to zero. If your cost base is zero, return of capital distributions are treated as capital gains.~~ Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Distributions in excess of the fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of shares. A distribution will reduce the fund’s NAV per share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

The fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. Because of this, the fund may be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the fund had effected redemptions wholly on an in-kind basis. If investors buy shares when the fund has realized but not yet distributed income or capital gains, they will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution. Any taxable distributions investors receive will normally be taxable to them when they receive them.”

With respect to the equity ETFs (i.e., each Registrant other than the Core Income Fund), we believe the discussion of return of capital is less relevant and respectfully decline to supplement the disclosure as suggested.

Prospectus – each equity fund, unless otherwise specified

Summary Prospectus

Principal investment strategies

28.	Each fund states that it may invest in issuers/companies “domiciled outside the United States.” There are references to “securities” (e.g., Core Equity Fund) and “common stock and other securities” (e.g., Growth Fund) in this context. Please specifically disclose the type of security or securities that the fund may use and add corresponding risk disclosure.

Response: Each of the funds discloses the types of securities in which it will principally invest. The fund’s investments in issuers domiciled outside the United States are part of such disclosed parameters and should be read in conjunction with the same. For example, as stated, each of the Core Equity Fund, Global Growth Fund and International Focus Fund normally invests “at least 80% of its assets in equity securities”; this informs the types of securities in which each such fund principally invests outside of the United States. In addition, for each such fund, the principal risk captioned “Investing in growth-oriented stocks” indicates that such equity securities may include

“common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds).” Similarly, the Dividend Value Fund and Growth Fund each states that it invests primarily in common stocks and includes the same principal risk factor captioned “Investing in growth-oriented stocks” referenced above. Based on review, we believe the current disclosure in the Principal investment strategies section is sufficient in its entirety as to the types of securities in which the fund will principally invest outside the United States, and do not believe any change in disclosure is required in response to this comment.

29.	The disclosure states that “[t]he investment adviser uses a system of multiple portfolio managers in managing assets. Under this approach, a portfolio is divided into segments managed by individual managers.” In an appropriate location in the prospectus, please describe how the portfolio is divided into segments since the fund invests in equity securities, which primarily comprise common stocks.

Response: We confirm supplementally that, under the Capital System, each portfolio manager is responsible for his or her own sleeve of the portfolio which is managed separately in accordance with fund's investment objective. We believe the current disclosure is clear and respectfully decline to supplement the disclosure as suggested at this time.

Principal risks

30.	In the risk factor titled Investing in growth-oriented stocks, the fund discusses risks affecting common stocks “and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds).” If risks related to investments in these other equity-type securities is a principal risk of the fund, please note that the fund may invest in such securities in the investment strategy discussion and discuss attendant risks.

Response: We confirm that the fund's investment in "other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds)" is not a principal risk of investing in the fund. However, because investments in growth-oriented stocks may include investments in these types of securities, we believe it is appropriate to disclose as much to investors. In keeping with the Staff’s guidance on layered disclosure, the risks of investing in such securities are described in more detail in the SAI. For the foregoing reasons, we respectfully decline to supplement the disclosure as proposed.

31.	For the Core Equity Fund, Growth Fund and Dividend Value Fund, the risk factor titled Investing outside of the United States, states that “[t]he risks of investing outside the United States may be heightened in connection with investments in emerging markets.” If investments in emerging market countries are a principal investment risk, please add disclosure to the principal investment strategy. Otherwise, please delete the reference in the risk factor.

Response: With respect to each of the above referenced funds, while it is not a principal investment strategy of the fund to achieve any particular exposure to issuers in emerging markets, it is a principal investment strategy of the fund to invest up to a certain percentage of its net assets in issuers domiciled outside the United States. Since investments outside of the United States may include some investments in emerging markets, we believe it is appropriate to disclose to investors that there may be additional risks associated with those investments.

Statutory Prospectus

Investment objectives, strategies and risks

32.	For each fund that has adopted an 80% policy pursuant to Rule 35d-1 under the 1940 Act (the “Names Rule”), disclose in an appropriate location in the prospectus:

(a)	That “80% of its assets” means 80% of its net assets, plus any borrowings for investment purposes;
(b)	That the fund will provide shareholders with 60 days written notice of a change to its 80% policy; and
(c)	If the fund expects to count derivatives towards its 80% policy, that the fund will value the derivatives for purposes of the policy on a mark-to-market basis (i.e., using the current market price of the derivative, or if it is an OTC derivative, its fair value).

Response: With respect to each fund that has adopted an 80% policy pursuant to the Names Rule (i.e., the Core Equity Fund, International Focus Fund and Global Growth Fund only):

(a)	As disclosed in each such Registrant’s statement of additional information, the Registrant has (or will have, prior to its inception date) adopted a fundamental policy not to borrow money, except as permitted (i) by the 1940 Act and the rules and regulations thereunder or (ii) by exemptive or other relief or permission from the Staff. Notwithstanding the enumerated exceptions to this fundamental policy, borrowing money for investment purposes is not a strategy of any of the funds in question. That being the case, we believe it is unnecessary — and, importantly, would likely result in shareholder confusion — to include the technical definition of “assets” under Rule 35d-1 under the 1940 Act in the prospectus disclosure. Accordingly, we respectfully decline to supplement the disclosure as proposed.

(b)	In Item 9 of each applicable Registration Statement, we have updated the disclosure in response to this comment by adding the following sentence after the reference to the fund’s 80% policy:

“This policy is subject to change only upon 60 days’ written notice to shareholders.”

(c)	None of the above referenced funds are expected to invest in any derivatives that would count towards their respective 80% policies. As such, we do not believe any additional disclosure is required in response to this comment at this time.

33.	The Core Equity Fund, Growth Fund, Global Growth Fund and International Focus Fund each states that it “focuses on investments in medium to larger capitalization companies, though the fund’s investments are not limited to a particular capitalization size.” Please add this disclosure, as well as a discussion of the risks of medium and large capitalization company investments, to the summary prospectus. Also, disclose the capitalization range for medium and large capitalization companies.

Response: We believe the above referenced disclosure is appropriately placed, consistent with the Staff’s guidance on providing layered disclosure to investors. In addition, we believe each fund’s current risk disclosure, including the risk factors captioned “Market conditions” and “Issuer risks,” adequately describes the risks associated with investing in medium to larger capitalization issuers. Accordingly, we believe the current disclosure is sufficient and respectfully decline to supplement the disclosure as suggested at this time.

34.	The Global Growth Fund and International Focus Fund each state that it “may also invest in securities of foreign issuers in the form of depositary receipts or other instruments by which the fund may obtain exposure to equity investments in local markets” [emphasis added]. Please disclose what these other instruments are and, if appropriate, add corresponding risk disclosure.

Response: We confirm supplementally that “or other instruments” refers to a broad range of asset types, including in particular, access warrants and participation notes. These instruments are not expected to be a principal investment strategy of the fund, but because the fund may hold them from time to time, the risks relating to access warrants, participation notes and other similar instruments are disclosed in the Registrants’ statement of additional information. We believe the current disclosure is consistent with the Staff’s guidance on layered disclosure and that no further change is required in response to this comment.

35.	The Core Equity Fund includes as an “additional risk,” Investing in debt instruments, which discusses risks related to “bonds and other debt securities.” If the fund will invest in debt securities, other than commercial paper and short-term U.S. government and agency obligations, please disclose this in the investment strategy and specify the types of debt securities in which the fund may invest. Please ensure that the risk factor addresses any additional material risks specific to such investments, as well as the risks of investing in short-term U.S. government and agency obligations.

Response: Investments in debt securities are not expected to be a principal investment strategy of the fund. However, because the fund may invest in bonds and other debt securities from time to time, the risks relating to such investment are described as an “additional risk” of investing in the fund. The fund’s statement of additional information provides, among other things, that the fund may invest “up to 5% of its assets in straight debt securities” of a certain rating or below and includes additional risk disclosures relating to the same. Given that investments in debt instruments are not a principal investment strategy of the fund, we believe these disclosures are appropriately placed in keeping with the layered disclosure approach.

With respect to the risks of investing in short-term U.S. government and agency obligations, the fund states in Item 9 that “[a] larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices.” The fund also provides additional risk disclosures relating to such instruments in the statement of additional information. With that, we believe the current disclosure is sufficiently responsive to the requirements of Form N-1A and respectfully decline to amend the disclosure as suggested at this time.

Prospectus – Core Income Fund

Summary Prospectus

Principal Investment Strategies

36.	The fund states that it “will normally invest at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives [emphasis added].” If “other investment instruments” not discussed in the summary prospectus are a part of the fund’s principal investment strategy, please disclose what these are. Otherwise, please remove this reference. In this regard, we note that the SAI – Certain investment limitations and guidelines contains an expansive list of investments covered under the fund’s 80% policy and otherwise. To the extent specific instruments identified therein are a part of the fund’s principal investment strategy, please disclose them in the prospectus and add corresponding risk disclosure.

Response: In response to this comment, we have updated the disclosure as follows:

"The fund will normally invest at least 80% of its assets in bonds and other debt securities, which may be represented by ~~other investment instruments, including~~ derivatives."

In addition, we confirm supplementally that the additional instruments discussed in relation to the Registrant’s 80% policy in the statement of additional information are not part of the fund’s principal investment strategy.

37.	In the second sentence of the first paragraph, for clarity, please add “U.S.” immediately before “government sponsored entities.”

Response: We have updated the disclosure in response to this comment.

38.	The statutory prospectus states that the fund “may invest in debt securities of any maturity or duration.” Please add this statement to the summary prospectus.

Response: This disclosure is included in the statutory prospectus and not the summary prospectus in accordance with the Staff's guidance on layered disclosure that Item 4 should summarize the more detailed disclosure in Item 9. Accordingly, we respectfully decline to supplement the disclosure as suggested.

39.	The fund may invest up to 35% of its assets in securities denominated in foreign currencies. Please consider disclosing whether the fund will hedge foreign currency risk.

Response: Please refer to the following disclosure in Item 9 of the Registration Statement, which states, among other things, that the fund may enter into forward currency contracts in order to hedge foreign currency risk: "The fund may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns." Please also refer to the risk factor titled "Currency transactions" in the statutory prospectus and in the SAI. We believe the current disclosure adequately provides for the fact that the fund will hedge foreign currency risk and that no further disclosure is presently required in response to this comment.

40.	The fund states that it “may invest in forward currency contracts, futures contracts and swaps.” Please briefly explain what these instruments will principally be used for.

Response: The current disclosure in the Investment objective, strategies and risks section provides, among other things, that the fund may "invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, in total return swaps in order to gain exposure to a market without investing directly in such market, and in credit default swap indices, or CDSI, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks." Further, the fund may "enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns." We believe the foregoing disclosure adequately describes how these instruments will be used by the fund and that no further disclosure is presently required in response to this comment.

41.	In the second sentence of the third paragraph of the section, delete the phrase “as disclosed in this prospectus and in the fund’s statement of additional information.” The fund may not reserve discretion to use derivatives as a principal investment strategy to pursue investment strategies that are not disclosed in the prospectus.

Response: We have updated the disclosure in response to this comment.

42.	The fund states that it may invest no more than 35% of its assets in securities rated Ba1 or below and BB+ or below. Please disclose in an appropriate location in the prospectus the lowest rating for a security in which the fund may invest and whether the fund may invest in fixed income securities that are in default as part of its principal investment strategy. If the fund may invest in securities that are in default as part of its principal strategy, please add corresponding risk disclosure.

Response: While the fund may, from time to time, invest in or hold distressed debt or defaulted securities, we do not currently expect that it will do so as a principal investment strategy. Based on the SAI disclosure of the fund regarding the full range of debt security ratings used by Moody's Investors Service, Standard & Poor's Ratings Services and Fitch Ratings, Inc., we believe it is clear that the fund's ability to invest no more than 35% of its assets in securities rated Ba1 or BB+ "or below" indicates that the fund may invest in debt securities that are already in default. To that end, in the principal risk factor titled "Investing in debt instruments," the fund describes the risk of a investing in defaulted securities: "A downgrade or default affecting any of the fund's securities could cause the net asset value of the fund's shares to decrease." In addition, the fund's SAI provides under the risk factor titled "Debt Instruments" that lower rated debt securities, in which the fund may invest as described in the principal investment strategy section of the fund's prospectus, include those that "involve greater risk of default. . .or may already be in default."

We believe the fund's existing disclosure as described is sufficient and respectfully decline to supplement the disclosure as suggested at this time.

43.	The fund states that it may invest up to 35% of its assets in securities of emerging market countries and includes the criteria by which it will define “emerging market issuers.” The listed criteria include frontier markets. If the fund may invest in frontier markets as part of its principal investment strategy, please disclose this specifically.

Response: Though the fund does have flexibility to invest in frontier markets, we confirm supplementally that investing in frontier markets is not a principal investment strategy of the fund.

Statutory Prospectus

Principal Risks

44.	Please consider whether the expected discontinuation of LIBOR, which is discussed in the SAI, is a principal risk for the fund. If you believe it is not, explain to us why. Please tailor any such principal risk to describe how the expected discontinuation of LIBOR could affect the fund’s investments, including: (a) if the fund will invest in instruments that pay interest at floating rates based on LIBOR that do not include a fall back provision that addresses how interest rates will be determined if LIBOR stops being published, how it will affect the liquidity of these investments; and (b) how the transition to any successor rate could impact the value of investments that reference LIBOR.

Response: We confirm supplementally that the expected discontinuation of LIBOR is not a principal risk of investing in the fund. This is because LIBOR will remain relevant only for new transactions after the fund is expected to be operational. Based on the fund's stated investment objective and strategy, the fund is expected to have very limited exposure to LIBOR when it begins operations in early 2022. Accordingly, we do not believe any additional disclosure is required in response to this comment.

45.	We note that the term “lower rated debt instruments” is used for the first time in the risk factor titled Investing in lower rated debt instruments, and is not defined. The SAI clarifies that lower rated debt securities are those rated Ba1/BB+ or below by NRSROs. Please include this definition in the risk factor.

Response: In response to this comment, we have updated the disclosure as follows:

"The fund will invest no more than 35% of its assets in lower rated debt instruments, which are securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser."

46.	If the fund will invest as a principal investment strategy in mortgage-backed securities that include subprime mortgages, please disclose the principal risks associated with investments in subprime mortgages, and also disclose that the liquidity of these securities may change dramatically over time.

Response: We confirm supplementally that the fund will not invest in mortgage-backed securities that include subprime mortgages as a principal investment strategy.

47.	The fund includes a risk factor titled Investing in future delivery contracts. If the fund will invest in to-be-announced contracts and mortgage dollar rolls as part of its principal investment strategy, please include a discussion of these in the investment strategy. Otherwise, please remove the risk factor.

Response: It is stated in the “Principal investment strategies” section that the fund invests in mortgage-backed securities. To-be-announced contracts and mortgage dollar rolls are types of mortgage-backed securities in which the fund invests when carrying out this investment strategy. We believe the current disclosure is sufficient to inform investors that investing in mortgage-backed securities, including to-be-announced contracts and mortgage dollar rolls, is a principal investment strategy of the fund. Accordingly, we respectfully decline to supplement the disclosure as suggested.

48.	The fund states in the summary investment strategy discussion that it may invest in forward currency contracts, futures contracts and swaps. Please revise the risk factor titled Investing in derivatives so that it discusses the principal risks particular to the specific derivatives that the fund expects to use. [See letter from Barry D. Miller, Associate Director, Office of Legal and Disclosure, to Karrie McMillan, General Counsel, Investment Company Institute, dated July 30, 2010.]

Response: The fund expects to invest in derivatives as a principal investment strategy of the fund, and we have included disclosure to this effect under "Principal investment strategies" and "Principal risks." While forward currency contracts, futures contracts and swaps are each a type of derivative in which the fund may invest, we do not currently expect investments in any one of these types of security to be, individually, a principal investment strategy of the fund. Accordingly, although we list forward currency contracts, futures contracts and swaps under “Principal investment strategies” as types of derivative instruments in which the fund may invest, we have not included substantive disclosure regarding those instruments under “Principal investment strategies” or “Principal risks” in the Fund’s summary prospectus. However, because the fund may invest in such instruments, additional details about forward currency contracts, futures contracts and swaps, including the risks associated with investing in the same, are described in the “Investment objective, strategies and risks” section of the Fund’s statutory prospectus. As described, we believe the fund's derivatives disclosure is consistent with the substantive guidance set forth in the Miller letter as well as the Staff's longstanding guidance of providing layered disclosure to investors.

49.	Under the risk factor titled Currency, please explain how U.S. dollar-denominated securities of foreign issuers may be affected by changes in relative currency values.

Response: Every currency, including USD, is subject to the currency risks described in the fund's disclosures. The disclosure in the risk factor captioned "Currency" seeks to make clear that U.S. dollar-denominated securities of foreign issuers are not insulated from the currency risk described therein. We believe the current disclosure is adequate and respectfully decline to supplement it at this time.

50.	Under the risk factor titled Interest Rate Risk, consider referencing the current low interest rate environment and what impact this may have on the fund.

Response: The last sentence of the current disclosure in the risk factor captioned “Interest rate risk” references the current low interest rate environment. Specifically, it provides that: "During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened." We believe the current disclosure is adequate and that no further disclosure is presently required in response to this comment.

51.	Following the sentence “[d]uration is a measure used to determine the sensitivity of a security’s price to changes in interest rates,” please add an example showing how an increase of 1% in interest rates affects the value of the fund’s assets at a given duration (e.g., if a portfolio has a duration of three years and interest rates increase by 1%, then it would decline in value by approximately 3%). Please clarify that a longer duration tends to mean a greater sensitivity to changes in interest rates, which typically corresponds to higher volatility and higher risk. Further, please add a brief definition of maturity.

Response: We have updated our disclosure based on this comment, as follows:

"The fund will normally invest at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund may invest in a broad range of debt securities, including corporate bonds and debt and mortgage- and other asset-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may invest in debt securities of any maturity or duration. Maturity refers to the date when the issuer must repay the outstanding principal of a bond or other debt security. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates."

We believe the updated disclosure is sufficient and respectfully decline to add an example as suggested at this time.

52.	Following Principal risks, the fund discloses a number of risks that it characterizes as “additional risks associated with investing in the fund.” We note that a number of these risks appear to be principal risks of the fund. For example, why is interest rate risk not a principal risk of investing in debt securities? Likewise, the fund states in its principal investment strategies that it may invest in forward currency contracts, futures contracts and swaps, but includes discussion of the risks associated with these derivatives in the additional risks section. Please move these risks to Principal risks or supplementally explain why these are not principal risks.

Response: The additional risks supplement the disclosure of the principal risks of investing in the fund, consistent with the Staff's guidance of providing layered disclosure to investors. Risk related to changes in interest rates is one of a number of risks described under the principal risk factor captioned “Investing in debt instruments.” Accordingly, we have not included risk disclosure regarding interest rates under Principal risks, but rather as an additional risk.

Similarly, while the fund expects to invest in derivatives as a principal investment strategy of the fund, none of the derivative types specified in Item 4 – namely, forward currency contracts, futures contracts and swaps – are expected to be, in and of themselves, a principal investment strategy of the fund. However, because the fund may invest in such instruments, additional details about the risks associated with investing in forward currency contracts, futures contracts and swaps are described in the additional risks section of the prospectus as well as the fund’s statement of additional information. Please refer to our response to Comment #48 above.

SAI – all funds

53.	In an appropriate location in the prospectus, to the extent not already disclosed, please disclose the information required by Item 22.

Response: Under Form N-1A, the information required by Item 22 is not required to be reproduced in the prospectus. We do not believe this information is material to investors, and duplicating the disclosure in the prospectus would be inconsistent with the Staff’s guidance on layered disclosure. Finally, to the extent it is of interest, the information is made available in public filings. For these reasons, we respectfully decline to supplement the disclosure as suggested.

Certain investment limitations and guidelines

Investing outside the U.S.

54.	The fund states that “[i]n determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the issuer’s securities are listed and where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations and/or generates revenues.” This disclosure leaves the domicile determination entirely to the discretion of adviser. Please revise so that investors are given a clear set of criteria on how a company’s domicile is determined.

Response: While the investment adviser exercises appropriate judgment in determining an issuer’s domicile, the disclosure makes clear the various factors that are considered by the adviser in making such determination. No single factor is determinative and some or all of the factors listed may potentially factor into the adviser’s determination. We believe the current disclosure is sufficiently clear as to how a company’s domicile is determined, and do not believe any additional disclosure is required to address this comment at this time.

Disclosure of Portfolio Holdings

55.	The fund states under Quarterly portfolio schedule that it discloses “after each fiscal quarter, the complete monthly schedule of each fund’s portfolio holdings with the SEC on Form N-PORT” and that the fund’s Form N-PORT will be available on the SEC’s website. Please revise the statement relating to the availability of Regulation S-X compliant portfolio holdings disclosure on Form N-PORT since the portfolio holdings schedule is only required to be filed as an exhibit to Form N-PORT for the first and third quarters.

Response: In response to this comment, we have updated the disclosure as follows:

“The fund is required to disclose, after ~~each~~ the first and third fiscal quarter, the complete monthly schedule of ~~each fund’s~~ its portfolio holdings with the SEC on Form N-PORT. The fund’s N-PORT will be available on the SEC’s website at http://www.sec.gov. The fund’s Form N-PORT will also be available through the fund’s website, at [website] or by writing to [address]. Information on the fund’s Form N-PORT will be available on or about the sixtieth day after the close of each quarter of the fund’s fiscal year.”

Creation and redemption of creation units

Acceptance of orders for creation units

56.	The fund states that it “reserves the absolute right to reject or revoke a purchase order transmitted to it by the Distributor or its agents” under certain enumerated circumstances. Among other things, the fund may reject or revoke a purchase order if “acceptance of the deposit securities would have certain adverse tax consequences to the fund” and if “acceptance of the fund deposit would, in the discretion of the fund or the Distributor, have an adverse effect on the fund or the rights of beneficial owners.” Please strike the word “absolute,” and please also delete or supplementally explain the legal basis for the two enumerated circumstances under which the fund may reject or revoke a purchase order referenced above. Consider, in particular, the belief expressed by the Commission in the proposing release for Rule 6c-11 that an ETF generally may suspend the issuance of creation units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time.

Response: We have updated the disclosure in response to this comment by striking the term “absolute.” However, we respectfully decline to further revise the disclosure. In the Rule 6c-11 proposing release, the Commission acknowledges that “an additional issue related to the issuance and redemption of ETF shares is the extent to which an ETF may directly or indirectly suspend these processes,” and, in this regard, the Commission notes that “an ETF that suspends the issuance or redemption of creation units indefinitely could cause a breakdown of the arbitrage mechanism….” The disclosure in question here speaks to the fund’s ability to reject or revoke individual purchase orders. Among other things, a purchase order may be rejected, in the exclusive discretion of the fund and/or its distributor, if such creation would result in adverse consequences to the fund and its shareholders. Importantly, the disclosure in question does not speak to — and does not purport to give to the fund — the right to suspend the issuance of creation units indefinitely. Accordingly, we do not believe that the policy consideration discussed in the Rule 6c-11 proposing release is applicable in the context of this disclosure.

SAI – each equity fund, unless otherwise specified

Certain investment limitations and guidelines

57.	The Growth Fund states that it invests at least 65% of its assets in equity securities. The prospectus states that the fund invests primarily in common stock. Please add the statement regarding the floor on equity investments to the prospectus.

Response: The fund defines “primarily” to mean at least 65%. The disclosure relating to the 65% minimum in the statement of additional information is intended to supplement the guideline for equity securities stated in the prospectus, in keeping with the Staff’s guidance on layered disclosure. Accordingly, we respectfully decline to supplement the disclosure as suggested at this time.

58.	The International Focus Fund states that it invests at least 65% of its assets in common stocks of companies domiciled outside the United States. The prospectus states that the fund invests primarily in common stocks of companies domiciled outside the United States. Please add the statement regarding the floor on equity investments to the prospectus.

Response: Please refer to our response to Comment No. 56 above.

59.	The Core Equity Fund may invest up to 5% of its assets and the Growth Fund may invest up to 10% of its assets in “straight debt securities rated Ba1 or below and BB+ or below.” The International Focus Fund may invest up to 5% of its assets and the Global Growth Fund may invest up to 10% of its assets in “straight debt securities rated Baa1 or below and BBB+ or below.” Please include the statement about the Growth Fund’s and Global Growth Fund’s investments in debt securities in its prospectus. If any equity fund’s investments in debt securities are not limited to those rated BB+ or below or BBB+ or below, as the case may be, please also disclose the fund’s investment limits on debt securities generally.

Response: Each equity fund other than the Dividend Value Fund has a stated allowance to invest up to 5 or 10% of its net assets in straight debt securities of certain specified ratings. (The Dividend Value has no such guideline.) Investing in such debt securities is not a principal investment strategy of the fund. We believe the current disclosure is adequate and appropriately placed and respectfully decline to supplement the disclosure as requested.

60.	The Dividend Value Fund states that it “ordinarily invests at least 90% of equity assets in the stock of companies in business for five or more years (including predecessor companies).” Please include this statement in the prospectus.

Response: While it is the fund’s principal investment strategy to invest in “dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4.0 billion,” it is not necessarily a principal investment strategy of the fund to invest in the “stock of companies in business for five or more years.” Instead, this investment guideline indicates how the fund defines in part the universe of “larger, more established companies.” In the interest of providing layered disclosure to investors, we believe the current disclosure is appropriately placed in response to the requirements of Form N-1A and, accordingly, we respectfully decline to supplement the disclosure as suggested at this time.

SAI – Core Income Fund

Description of certain securities, investment techniques and risks

61.	In the last paragraph under Investing in emerging markets, the fund states that “[a]lthough there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union . . .” Please reconcile this disclosure with the Adviser’s definition of emerging markets in the prospectus (“issuers in emerging markets as defined by global index providers designated by the investment adviser”).

Response: Please refer to our response to Comment No. 43 above. With the disclosure as revised, the last paragraph of the Investing in emerging markets risk factor in the SAI will serve to supplement the prospectus disclosure regarding the fund's 35% limit of investments in emerging market issuers, in keeping with the Commission's call for layered disclosure.

Part C – all funds

Item 28. Exhibits

62.	Under Item 28(c) Instruments Defining Rights of Security Holders the fund discloses “None.” Please indicate the relevant portion(s) of the fund’s declaration of trust and/or by-laws that define the rights of shareholders.

Response: In response to this comment, we have revised Item 28(c) of Part C to include a reference to the exhibits filed for Item 28(a) and 28(b).

63.	Item 28(h) includes reference to a Shareholder Services Agreement that will be filed by amendment. Please describe the terms of the Shareholder Services Agreement, including the fee arrangement, in an appropriate location in the prospectus.

Response: We have revised Item 28(h) to remove the reference to the Shareholder Services Agreement. Accordingly, we do not believe any further change in disclosure is required in response to this comment.

Thank you in advance for your consideration of this request. If you should have any questions, please do not hesitate to contact me at (213) 486-9108.

Sincerely,

/s/ Erik A. Vayntrub

Erik A. Vayntrub

Senior Counsel

Exhibit A

Form of operating expense table and expense example

(Subject to applicable board approval)

Annual fund operating expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management fees	[x.xx] %
Other expenses[2]	[x.xx]
Total annual fund operating expenses	[x.xx]

1The fund’s Investment Advisory and Service Agreement provides that the investment adviser will pay all expenses of the fund, except for the management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses, independent trustee compensation and compensation of counsel to the independent trustees, payments under the fund’s 12b-1 plan (if any) and other extraordinary expenses. Additionally, the fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that fund’s securities lending program, if applicable.

2Based on estimated amounts for the current fiscal year.

Example

1 year	3 years
$[xx]	$[xx]

Exhibit B

Form of declaration of trust

[FUND NAME]

agreement and declaration of trust

Dated: [Date]

[FUND NAME]

AGREEMENT AND DECLARATION OF TRUST

AGREEMENT AND DECLARATION OF TRUST of [FUND NAME], a Delaware statutory trust, made as of [Date], by the undersigned Trustees.

WHEREAS, the undersigned Trustees desire to establish a trust for the investment and reinvestment of funds contributed thereto; and

WHEREAS, the Trustees desire that the beneficial interest in the trust assets be divided into transferable shares of beneficial interest, as hereinafter provided; and

WHEREAS, the Trustees declare that all money and property contributed to the trust established hereunder shall be held and managed in trust for the benefit of the holders of the shares of beneficial interest issued hereunder and subject to the provisions hereof;

NOW, THEREFORE, in consideration of the foregoing, the undersigned Trustees hereby declare that all money and property contributed to the trust hereunder shall be held and managed in trust under this Agreement and Declaration of Trust as herein set forth below.

ARTICLE 1

NAME, PURPOSE AND DEFINITIONS

Section 1.1      Name. The name of the trust established hereby is the “[Fund Name]” and so far as may be practicable the Trustees shall conduct the Trust’s activities, execute all documents and sue or be sued under such name. However, the Trustees may at any time and from time to time select such other name for the Trust as they deem proper and the Trust may hold its property and conduct its activities under such other name. Any name change shall become effective upon the resolution of a majority of the then Trustees adopting the new name and the filing of a certificate of amendment pursuant to Section 3810(b) of the Act. Any such instrument shall not require the approval of the Shareholders, but shall have the status of an amendment to this Trust Instrument.

Section 1.2      Trust Purpose. The purpose of the Trust is to conduct, operate and carry on the business of an open-end management investment company registered under the 1940 Act. In furtherance of the foregoing, it shall be the purpose of the Trust to do everything necessary, suitable, convenient or proper for the conduct, promotion and attainment of any businesses and purposes which at any time may be incidental or may appear conducive or expedient for the accomplishment of the business of an open end management investment company registered under the 1940 Act and which may be engaged in or carried on by a trust organized under the Act, and in connection therewith the Trust shall have the power and authority to engage in the foregoing, both within and without the State of Delaware, and may exercise all of the powers conferred by the laws of the State of Delaware upon a Delaware statutory trust.

Section 1.3      Definitions. Wherever used herein, unless otherwise required by the context or specifically provided:

(a)             “1940 Act” refers to the Investment Company Act of 1940 and the rules and regulations thereunder, all as may be amended from time to time.

(b)            “Act” means the Delaware Statutory Trust Act, 12 Del. C. §§ 3801 et seq., as from time to time amended.

(c)             “Advisory Board Member” shall mean a member of an “Advisory Board” as defined in Section 2(a)(1) of the 1940 Act.

(d)            “By-laws” means the By-laws referred to in Section 4.1(g) hereof, as from time to time amended.

(e)             The terms “Affiliated Person,” “Assignment,” “Commission,” “Interested Person” and “Principal Underwriter” shall have the meanings given them in the 1940 Act.

(f)              “Class” means any division of Shares within a Series, which Class is or has been established in accordance with the provisions of Article 2.

(g)            “Creation Unit” has the meaning assigned in Section 2.2 hereof.

(h)            “Fiduciary Covered Person” has the meaning assigned in Section 8.3 hereof.

(i)               “Indemnified Person” has the meaning assigned in Section 8.4 hereof.

(j)               “Net Asset Value” means the net asset value of each Series or Class of the Trust determined in the manner provided in Section 7.4 hereof, and “Net Asset Value per Share” has the meaning assigned in Section 7.4 hereof.

(k)             “Outstanding Shares” means those Shares recorded from time to time in the books of the Trust or its transfer agent as then issued and outstanding, but shall not include Shares which have been redeemed or repurchased by the Trust and which are at the time held in the treasury of the Trust.

(l)               “Person” shall have the meaning given in Section 3801 of the Act.

(m)          “Series” means a series of Shares of the Trust established in accordance with the provisions of Section 2.6 hereof.

(n)            “Shareholder” means a record owner of Outstanding Shares of the Trust.

(o)            “Shares” means the equal proportionate transferable units of beneficial interest into which the beneficial interest of each Series of the Trust or Class thereof shall be divided and may include fractions of Shares as well as whole Shares. All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series or Classes as the context may require.

(p)            “Trust” refers to the Delaware statutory trust established hereby and reference to the Trust, when applicable to one or more Series or Classes of the Trust, shall refer to any such Series or Class. All provisions herein relating to the Trust shall apply equally to each Series and Class of the Trust except as the context otherwise requires.

(q)            “Trustee” or “Trustees” means the person or persons who has or have signed this Trust Instrument, so long as such person or persons shall continue in office in accordance with the terms hereof, and all other persons who may from time to time be duly qualified and serving as Trustees in accordance with the provisions of Article 3 hereof, and reference herein to a Trustee or to the Trustees shall refer to the individual Trustees in their capacity as Trustees hereunder.

(r)              “Trust Instrument” means this Agreement and Declaration of Trust as the same may be amended and restated from time to time.

(s)             “Trust Property” means any and all property, real or personal, tangible or intangible, which is owned or held by or for the account of the Trust or any Series, or by or for the account of the Trustees on behalf of the Trust or any Series.

ARTICLE 2

BENEFICIAL INTEREST

Section 2.1      Shares of Beneficial Interest. The beneficial interest in the Trust shall be divided into such transferable Shares of one or more separate and distinct Series and Classes within a Series as the Trustees shall from time to time create and establish. The number of Shares of each Series and Class authorized hereunder is unlimited. Each Share shall have no par value, unless otherwise determined by the Trustees in connection with the creation and establishment of a Series or Class. All Shares when issued hereunder on the terms determined by the Trustees, including without limitation Shares of a Series or Class issued in connection with a dividend in Shares or a split or reverse split of Shares, shall be fully paid and nonassessable.

Section 2.2

Issuance of Shares.

(a)             The Trustees in their discretion may, from time to time, without vote of the Shareholders, issue Shares of each Series and Class to such party or parties and for such amount and type of consideration (or for no consideration if pursuant to a Share dividend or split-up or otherwise as determined by the Trustees), subject to applicable law, including cash or securities (including Shares of a different Series or Class), at such time or times and on such terms as the Trustees may deem appropriate, and may in such manner acquire other assets (including the acquisitions of assets subject to, and in connection with, the assumption of liabilities) and businesses. In connection with any issuance of Shares, the Trustees may issue fractional Shares and Shares held in the treasury. The Trustees may from time to time divide or combine the Shares into a greater or lesser number without thereby materially changing the proportionate beneficial interests in the Trust or any Series or Class.

(b)            Notwithstanding anything to the contrary contained herein, the Trustees in their discretion may, from time to time, without vote of the Shareholders, determine to issue Shares of any Series or Class only in lots of such aggregate number of Shares as shall be determined at any time by the Trustees in their sole discretion to be called “Creation Units,” and in connection with the issuance of such Creation Units, the Trust may charge transaction or creation fees or other similar fees, and the Trustees in their discretion may, from time to time, without vote of the Shareholders, determine to alter the number of Shares constituting a Creation Unit. The amount of shares constituting a Creation Unit for one Series or Class shall not affect the amount of shares constituting a Creation Unit for another Series or Class. The issuance of Creation Units by any Series or Class shall not affect the ability of any other Series or Class to issue Shares that do not comprise Creation Units.

(c)             Any Trustee, officer or other agent of the Trust, and any organization in which any such person is interested, may acquire, own, hold and dispose of Shares of any Series or Class of the Trust to the same extent as if such person were not a Trustee, officer or other agent of the Trust; and the Trust may issue and sell or cause to be issued and sold and may purchase Shares of any Series or Class from any such person or any such organization subject only to the general limitations, restrictions or other provisions applicable to the sale or purchase of Shares of such Series or Class generally.

Section 2.3      Register of Shares and Share Certificates. A register shall be kept at the principal office of the Trust or an office of one or more transfer agents which shall contain the names and addresses of the Shareholders of each Series and Class, the number of Shares of that Series and Class thereof held by them respectively and a record of all transfers thereof. As to Shares for which no certificate has been issued, such register shall be conclusive as to who are the holders of the Shares and who shall be entitled to receive dividends or other distributions or otherwise to exercise or enjoy the rights of Shareholders. No Shareholder shall be entitled to receive payment of any dividend or other distribution, nor to have notice given to Shareholder as herein or in the By-laws provided, until Shareholder has given an address to the transfer agent or such other officer or agent of the Trust as shall keep the said register for entry thereon. The Trustees shall have no obligation to, but in their discretion may, authorize the issuance of share certificates and promulgate appropriate rules and regulations as to their use. If one or more share certificates are issued, whether in the name of a Shareholder or a nominee, such certificate or certificates shall constitute evidence of ownership of the Shares evidenced thereby for all purposes, including transfer, assignment or sale of such Shares, subject to such limitations as the Trustees may, in their discretion, prescribe.

Section 2.4      Transfer of Shares. Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by record holder’s agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust’s transfer agent of a duly executed instrument of transfer, together with a Share certificate, if one is outstanding, and such evidence of the genuineness of each such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer.

Section 2.5      Treasury Shares. The Trustees may hold as treasury Shares, reissue for such consideration and on such terms as they may determine, or cancel, at their discretion from time to time, any Shares of any Series or Class reacquired by the Trust. Shares held in the treasury shall, until reissued pursuant to Section 2.2 hereof, not confer any voting rights on the Trustees, nor shall such Shares be entitled to any dividends or other distributions declared with respect to the Shares. Any Shares held in treasury shall not be canceled unless the Trustees decide otherwise.

Section 2.6      Establishment of Series and Classes.

(a)             The Trustees shall be authorized, without obtaining any prior authorization or vote of the Shareholders of any Series or Class of the Trust, to establish and designate and to change in any manner any initial or additional Series or Classes and to fix such preferences, voting powers (or lack thereof), rights and privileges of such Series or Classes as the Trustees may from time to time determine, including without limitation, the fees associated with such additional Series or Classes, to divide or combine the Shares or any Series or Classes into a greater or lesser number, to classify or reclassify any issued or unissued Shares or any Series or Classes into one or more Series or Classes of Shares, to redeem or abolish any outstanding Series or Class of Shares, and to take such other action with respect to the Shares as the Trustees may deem desirable. Unless another time is specified by the Trustees, the establishment and designation of any Series or Class shall be effective upon the adoption of a resolution by the Trustees setting forth such establishment and designation and the preferences, powers, rights and privileges of the Shares of such Series or Class, whether directly in such resolution or by reference to, or approval of, another document that sets forth such relative rights and preferences of such Series or Class including, without limitation, any registration statement of the Trust, or as otherwise provided in such resolution, which shall be the relative rights and preferences of such Series or Class. The Trust may issue any number of Shares of each Series or Class.

(b)            Subject to the distinctions permitted among Classes of Shares of the Trust or of Classes of the same Series, as established by the Trustees consistent with the requirements of the 1940 Act or as otherwise provided in the instrument designating and establishing any Class or Series, each Share of the Trust (or Series, as applicable) shall represent an equal beneficial interest in the net assets of the Trust (or such Series), and each holder of Shares of the Trust (or a Series) shall be entitled to receive such holder’s pro rata share of distributions of income and capital gains, if any, made with respect thereto. Upon redemption of the Shares of any Series or upon the liquidation and termination of a Series, the applicable Shareholder shall be paid solely out of the funds and property of such Series.

Section 2.7      Investment in the Trust. The Trustees may accept investments in any Series of the Trust or Class, if the Series has been divided into Classes, from such persons and on such terms as they may from time to time authorize. At the Trustees’ discretion, such investments, subject to applicable law, may be in the form of cash or securities in which the affected Series is authorized to invest, valued as provided herein. Unless the Trustees otherwise determine, investments in a Series shall be credited to each Shareholder’s account in the form of full Shares at the Net Asset Value per Share next determined after the investment is received. Without limiting the generality of the foregoing, the Trustees may (a) fix the Net Asset Value per Share of the initial capital contribution to the Trust or any Series or Class thereof, (b) impose sales or other charges upon investments in the Trust or any Series or any Class thereof or (c) issue fractional Shares. The Trustees may authorize any distributor, principal underwriter, custodian, transfer agent or other Person to accept orders for the purchase of Shares that conform to such authorized terms and to reject any purchase orders for Shares whether or not conforming to such authorized terms. The Trustees and any Person authorized by them shall have the right to refuse to accept any investment in the Trust or any Series or any Class thereof without any cause or reason.

Section 2.8

Assets and Liabilities Belonging to Series or Class.

(a)             Separate and distinct records shall be maintained by the Trust for each Series. All consideration received by the Trust for the issue or sale of Shares of a particular Series, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be held in such separate and distinct records (directly or indirectly, including through a nominee or otherwise) and accounted for in such separate and distinct records separately from the other assets of the Trust and of every other Series and may be referred to herein as “assets belonging to” that Series. The assets belonging to a particular Series shall belong to that Series for all purposes, and to no other Series, subject only to the rights of creditors of that Series. In addition, any assets, income, earnings, profits or funds, or payments and proceeds with respect thereto, which are not readily identifiable as belonging to any particular Series shall be allocated by the Trustees between and among one or more of the Series in such manner as the Trustees deem fair and equitable. If there are Classes of Shares within a Series, the assets belonging to the Series shall be further allocated to each Class in the proportion that the “assets belonging to” the Class (calculated in the same manner as with determination of “assets belonging to” the Series) bears to the assets of all Classes within the Series. Each such allocation shall be conclusive and binding upon the Shareholders of all Series and Classes for all purposes, and such assets, income, earnings, profits or funds, or payments and proceeds with respect thereto shall be assets belonging to that Series or Class, as the case may be. The assets belonging to a particular Series and Class shall be so recorded upon the books of the Trust and shall be held by the Trustees in trust for the benefit of the holders of Shares of that Series or Class, as the case may be.

(b)            The assets belonging to each Series shall be charged with the liabilities of that Series and all expenses, costs, charges and reserves attributable to that Series. Any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Series shall be allocated and charged by the Trustees between or among any one or more of the Series in such manner as the Trustees deem fair and equitable. Each such allocation shall be conclusive and binding upon the Shareholders of all Series for all purposes. The liabilities, expenses, costs, charges, and reserves allocated and so charged to a Series are herein referred to as “liabilities belonging to” that Series. Except as provided in the next two sentences or otherwise required or permitted by applicable law, the liabilities belonging to such Series shall be allocated to each Class of a Series in the proportion that the assets belonging to such Class bear to the assets belonging to all Classes in the Series. To the extent permitted by Section 3804(a) of the Act or other applicable law, the Trustees may allocate all or a portion of any liabilities belonging to a Series to a particular Class or Classes as the Trustees may from time to time determine is appropriate. In addition, all liabilities, expenses, costs, charges, and reserves belonging to a Class shall be allocated to such Class.

(c)             Without limitation of the foregoing provisions of this Section 2.8, but subject to the right of the Trustees in their discretion to allocate general liabilities, expenses, costs, charges or reserves as herein provided, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable against the assets belonging to such Series only, and not against the assets of the Trust generally or any other Series. Notice of this limitation on inter-Series liabilities shall be set forth in the certificate of trust of the Trust (whether originally or by amendment) as filed or to be filed in the Office of the Secretary of State of the State of Delaware pursuant to the Act, and upon the giving of such notice in the certificate of trust, the statutory provisions of Section 3804 of the Act relating to limitations on inter-Series liabilities (and the statutory effect under Section 3804 of setting forth such notice in the certificate of trust) shall become applicable to the Trust and each Series. Any Person extending credit to, contracting with or having any claim against the Trust with respect to a particular Series may satisfy or enforce any debt, liability, obligation or expense incurred, contracted for or otherwise existing with respect to that Series from the assets of that Series only. No Shareholder or former Shareholder of any Series shall have a claim on or any right to any assets allocated or belonging to any other Series.

(d)            If, notwithstanding the provisions of this Section, any liability properly charged to a Series or Class is paid from the assets of another Series or Class, the Series or Class from the assets of which the liability was paid shall be reimbursed from the assets of the Series or Class to which such liability belonged.

Section 2.9      No Preemptive Rights. Unless the Trustees decide otherwise, Shareholders shall have no preemptive or other similar rights to subscribe to any additional Shares or other securities issued by the Trust, whether of the same or of another Series or Class.

Section 2.10  Conversion Rights. The Trustees shall have the authority to provide from time to time that the holders of Shares of any Series or Class shall have the right to convert or exchange said Shares for or into Shares of one or more other Series or Classes or for interests in one or more other trusts, corporations, or other business entities (or a series or class of any of the foregoing) in accordance with such requirements and procedures as may be established by the Trustees from time to time.

Section 2.11  Derivative Actions.

(a)             No Person, other than a Trustee, who is not a Shareholder of a particular Series or Class shall be entitled to bring any derivative action, suit or other proceeding on behalf of the Trust with respect to such Series or Class. No Shareholder of a Series or a Class may maintain a derivative action on behalf of the

Trust with respect to such Series or Class unless holders of at least twenty percent (20%) of the outstanding Shares of such Series or Class join in the bringing of such action.

(b)            In addition to the requirements set forth in Section 3816 of the Act, a Shareholder may bring a derivative action on behalf of the Trust with respect to a Series or Class only if the following conditions are met: (i) the Shareholder or Shareholders must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed (for this purpose a demand on the Trustees shall only be deemed not likely to succeed and therefore be excused if a majority of the Trustees, or a majority of any committee established to consider the merits of such action are not “independent trustees” (as that term is defined in the Act); and (ii) unless a demand is not required under clause (i) of this paragraph, the Trustees must be afforded a reasonable amount of time (in any case, not less than ninety (90) days) to consider such Shareholder request and to investigate the basis of such claim, and the Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and may require an undertaking by the Shareholders making such request to reimburse the Trust for the expense of any such advisers in the event that the Trustees determine not to bring such action.

Section 2.12  Fractions. Except as otherwise determined by the Trustees, any fractional Share of any Series or Class, if any such fractional Share is outstanding, shall carry proportionately all the rights and obligations of a whole Share of that Series or Class, including rights and obligations with respect to voting, receipt of dividends and distributions, redemption of Shares, and liquidation of the Trust.

Section 2.13  No Appraisal Rights. Shareholders shall have no right to demand payment for their Shares or to any other rights of dissenting Shareholders in the event the Trust participates in any transaction which would give rise to appraisal or dissenters’ rights by a stockholder of a corporation organized under the General Corporation Law of the State of Delaware or would otherwise give rise to such appraisal or dissenters’ rights.

Section 2.14  Status of Shares. Shares shall be deemed to be personal property giving Shareholders only the rights provided in this instrument. Every Shareholder by virtue of having become a Shareholder shall be held to have expressly assented and agreed to be bound by the terms hereof. The death of a Shareholder during the continuance of the Trust or any Series or Class thereof shall not operate to dissolve or terminate the Trust or any Series or Class nor entitle the representative of any deceased Shareholder to an accounting or to take any action in court or elsewhere against the Trust or the Trustees, but shall entitle such representative only to the rights of said decedent under this Trust Instrument. Ownership of Shares shall not entitle the Shareholder to any title in or to the whole or any part of the Trust Property or to any right to call for a partition or division of the same or for an accounting, nor shall the ownership of Shares constitute the Shareholders partners.

Section 2.15  Shareholders.

(a)             No Shareholder of the Trust or of any Series or Class shall be personally liable for the debts, liabilities, obligations, and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or by or on behalf of any Series or Class. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay pursuant to terms hereof or by way of subscription for any Shares or otherwise.

(b)            If any Shareholder or former Shareholder of the Trust or any Series or Class shall be held to be personally liable solely by reason of his or her being or having been a Shareholder thereof and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series or Class to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, may, at its option, assume the defense of any claim made against the Shareholder for any act or obligation of the Series or Class and satisfy any judgment thereon from the assets of the Series or Class. The indemnification and reimbursement required by the preceding sentence shall be made only out of assets of the one or more Series or Classes whose Shares were held by said Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust or any Series or Class thereof to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein. Neither the Trust nor the applicable Series or Class shall be responsible for satisfying any obligation arising from such a claim that has been settled by the Shareholder without prior written notice to the Trust and consent of the Trust to settle the claim.

ARTICLE 3

THE TRUSTEES

Section 3.1      Election. Except for the Trustees named herein or appointed pursuant to Section 3.7 hereof, or Trustees appointed to fill vacancies pursuant to Section 3.3 hereof, the Trustees shall be elected by the Shareholders in accordance with this Trust Instrument and the 1940 Act. The initial Trustees of the Trust shall be [NAME, NAME, and NAME].

Section 3.2      Term of Office of Trustees; Resignation and Removal.

(a)             Each Trustee shall hold office during the existence of this Trust, and until its termination as herein provided unless such Trustee resigns or is removed as provided herein. Any Trustee may resign by notice to the Chair, if any, the Vice Chair, if any, the President or the Secretary and such resignation shall be effective upon such notice, or at a later date specified by such Trustee.

(b)            Any of the Trustees may be removed with or without cause by the affirmative vote of the Shareholders of two thirds (2/3) of the Shares, or with cause by the action of two thirds (2/3) of the remaining Trustees (provided the aggregate number of Trustees, after such removal and after giving effect to any appointment made to fill the vacancy created by such removal, shall not be less than the number required by Section 3.4 hereof). Removal with cause shall include, but not be limited to, the removal of a Trustee due to physical or mental incapacity.

(c)             Upon the resignation or removal of a Trustee, or his or her otherwise ceasing to be a Trustee, he or she shall execute and deliver such documents as the remaining Trustees shall require for the purpose of conveying to the Trust or the remaining Trustees any Trust Property held in the name of the resigning or removed Trustee. Upon the death of any Trustee or upon removal or resignation due to any Trustee’s incapacity to serve as trustee, his or her legal representative shall execute and deliver on his or her behalf such documents as the remaining Trustees shall require as provided in the preceding sentence.

(d)            Except to the extent expressly provided in a written agreement with the Trust, no Trustee resigning and no Trustee removed shall have any right to any compensation for any period following the effective date of his or her resignation or removal, or any right to damages on account of a removal.

(e)             The Trustees, by resolution of a majority of Trustees, may adopt or amend a retirement policy for the Trustees of the Trust. Any such policy shall be binding on each Trustee unless waived by a majority of the other Trustees.

Section 3.3      Vacancies and Appointment of Trustees.

(a)             A vacancy shall occur if a Trustee dies, resigns, retires, is removed, or is incapacitated, or a Trustee is otherwise unable to serve, or the number of Trustees is increased. Whenever a vacancy in the number of Trustees shall occur, until such vacancy is filled, the other Trustees shall have all the powers hereunder and the certificate of the other Trustees of such vacancy shall be conclusive. In the case of an existing vacancy, the remaining Trustee or Trustees shall fill such vacancy by appointing such other person as such Trustee or Trustees in their discretion shall see fit consistent with the limitations under the 1940 Act, unless such Trustee or Trustees determine, in accordance with Section 3.4, to decrease the number of Trustees.

(b)            An appointment of a Trustee may be made by the Trustees then in office in anticipation of a vacancy to occur at a later date.

(c)             An appointment of a Trustee shall be effective upon the acceptance of the person so appointed to serve as trustee, except that any such appointment in anticipation of a vacancy shall become effective at or after the date such vacancy occurs.

Section 3.4      Number of Trustees. The original number of Trustees shall be three (3). The Trustees serving as such from time to time may, by resolution of a majority thereof, increase or decrease the number of Trustees, provided, however, that the number of Trustees shall not be decreased to less than three (3). No decrease in the number of Trustees shall have the effect of removing any Trustee from office prior to the expiration of such Trustee’s term, but the number of Trustees may be decreased in conjunction with the removal of a Trustee in accordance with Section 3.2(b).

Section 3.5      Effect of Death, Resignation, Etc. of a Trustee. The death, resignation, retirement, removal, incapacity, or inability of the Trustees, or any one of them, shall not operate to terminate the Trust or any Series or to revoke any existing trust or agency created pursuant to the terms of this Trust Instrument.

Section 3.6      Ownership of Assets of the Trust.

(a)             Legal title to all of the Trust Property shall at all times be vested in the Trust as a separate legal entity, except that the Trustees may cause legal title to any Trust Property to be held by, or in the name of, one or more of the Trustees acting for and on behalf of the Trust, or in the name of any Person as nominee acting for and on behalf of the Trust. No Shareholder shall be deemed to have a severable ownership interest in any individual asset of the Trust or of any Series or Class, or any right of partition or possession thereof, but each Shareholder shall have, except as otherwise provided for herein, a proportionate undivided beneficial interest in each Series or Class of Shares which are owned by such Shareholder. The Trust, or at the determination of the Trustees, one or more of the Trustees or a nominee acting for and on behalf of the Trust, shall be deemed to hold legal title and beneficial ownership of any income earned on securities held by the Trust which have been issued by any business entities formed, organized, or existing under the laws of any jurisdiction, including the laws of any foreign country.

(b)            If title to any part of the Trust Property is vested in one or more Trustees, the right, title and interest of the Trustees in the Trust Property shall vest automatically in each person who may hereafter become a Trustee upon due election and qualification. Upon the resignation, removal, death or incapacity of a Trustee, such Trustee shall automatically cease to have any right, title or interest in any of the Trust Property, and the right, title and interest of such Trustee in the Trust Property shall vest automatically in the remaining Trustees. To the extent permitted by law, such vesting and cessation of title shall be effective whether or not conveyancing documents have been executed and delivered.

Section 3.7      Series Trustees. In connection with the establishment of one or more Series or Classes, the Trustees establishing such Series or Class may appoint, to the extent permitted by the 1940 Act, separate Trustees with respect to such Series or Classes (the “Series Trustees”). Series Trustees may, but are not required to, serve as Trustees of the Trust of any other Series or Class of the Trust. To the extent provided by the Trustees in the appointment of Series Trustees, the Series Trustees may have, to the exclusion of any other Trustee of the Trust, all the powers and authorities of Trustees hereunder with respect to such Series or Class, but may have no power or authority with respect to any other Series or Class (unless the Trustees permit such Series Trustees to create new Classes within such Series). Any provision of this Trust Instrument relating to election of Trustees by Shareholders shall entitle only the Shareholders of a Series or Class for which Series Trustees have been appointed to vote with respect to the election of such Trustees and the Shareholders of any other Series or Class shall not be entitled to participate in such vote. If Series Trustees are appointed, the Trustees initially appointing such Series Trustees may, without the approval of any Outstanding Shares, amend either this Trust Instrument or the By-laws to provide for the respective responsibilities of the Trustees and the Series Trustees in circumstances where an action of the Trustees or Series Trustees affects all Series and Classes of the Trust or two or more Series or Classes represented by different Trustees.

Section 3.8      No Accounting. Except to the extent required by the 1940 Act or, if determined to be necessary or appropriate by the other Trustees under circumstances which would justify removal for cause, no person ceasing to be a Trustee for reasons including, but not limited to, death, resignation, retirement, removal or incapacity (nor the estate of any such person) shall be required to make an accounting to the Shareholders or remaining Trustees upon such cessation.

ARTICLE 4

POWERS OF THE TRUSTEES

Section 4.1      Powers. The Trustees shall manage or direct the management of the Trust Property and the business of the Trust with full powers of delegation except as may be prohibited by this Trust Instrument. The Trustees shall have power to conduct the business of the Trust and carry on its operations in any and all of its branches and maintain offices both within and without the State of Delaware, in any and all states of the United States of America, in the District of Columbia, in any and all commonwealths, territories, dependencies, colonies, or possessions of the United

States of America, and in any foreign jurisdiction and to do all such other things and execute all such instruments as they deem necessary, proper or desirable in order to promote the interests of the Trust although such things or instruments are not herein specifically mentioned. Any determination as to what is in the interests of the Trust made by the Trustees in good faith shall be conclusive. In construing the provisions of this Trust Instrument, the presumption shall be in favor of a grant of power to the Trustees. The enumeration of any specific power in this Trust Instrument shall not be construed as limiting the aforesaid power. The powers of the Trustees may be exercised in their sole discretion in accordance with Section 8.3(c) hereof (except as otherwise required by the 1940 Act) and without order of or resort to any court. Without limiting the foregoing and subject to any applicable limitation in this Trust Instrument, the Trustees shall have power and authority to cause the Trust (or to act on behalf of the Trust):

(a)             To invest and reinvest cash, to hold cash uninvested, and to subscribe for, invest in, reinvest in, purchase or otherwise acquire, own, hold, pledge, sell, assign, transfer, exchange, distribute, write options on, lend or otherwise deal in or dispose of contracts for the future acquisition or delivery of fixed income or other securities, and securities of every nature and kind, including, but not limited to, all types of bonds, debentures, stocks, negotiable or non-negotiable instruments, obligations, evidences of indebtedness, certificates of deposit or indebtedness, commercial paper, repurchase agreements, bankers’ acceptances, and other securities and financial instruments of any kind, including without limitation futures contracts and options on such contracts, issued, created, guaranteed, or sponsored by any and all Persons, including the United States of America, any foreign government, and all states, territories, and possessions of the United States of America or any foreign government and any political subdivision, agency, or instrumentality thereof, or by any bank or savings institution, or by any corporation or organization organized under the laws of the United States or of any state, territory, or possession thereof, or by any corporation or organization organized under any foreign law, or in “when issued” contracts for any such securities, to change the investments of the assets of the Trust, and to exercise any and all rights, powers, and privileges of ownership or interest and to fulfill any and all obligations in respect of any and all such investments of every kind and description, including the right to consent and otherwise act with respect thereto, with power to designate one or more persons to exercise any of said rights, powers, and privileges in respect of any of said instruments;

(b)            To enter into contracts of any kind and description, including swaps and other types of derivative contracts;

(c)             To purchase, sell and hold currencies and enter into contracts for the future purchase or sale of currencies, including but not limited to forward foreign currency exchange contracts;

(d)            To issue, sell, repurchase, redeem, retire, cancel, acquire, hold, resell, reissue, dispose of, exchange, and otherwise deal in Shares and, subject to the provisions set forth in Article 2 and Article 7, to apply to any such repurchase, redemption, retirement, cancellation or acquisition of Shares any funds or property of the Trust, or the particular Series or Class of the Trust, with respect to which such Shares are issued;

(e)             To borrow funds or other property and in this connection issue notes or other evidence of indebtedness; to secure borrowings by mortgaging, pledging or otherwise subjecting as security the Trust Property; to endorse, guarantee, or undertake the performance of an obligation, liability or engagement of any Person and to lend or pledge Trust Property or any part thereof to secure any or all of such obligations;

(f)              To provide for the distribution of interests of the Trust either through a Principal Underwriter in the manner hereinafter provided for or by the Trust itself, or both, or otherwise pursuant to a plan of distribution of any kind;

(g)            To list the Shares of any Series or Class of any Series or Class of the Trust on one or more exchanges or other trading market in accordance with applicable law and applicable rules of the exchange or trading market;

(h)            To adopt By-laws not inconsistent with this Trust Instrument providing for the conduct of the business of the Trust and to amend and repeal them to the extent that they do not reserve that right to the Shareholders, which By-laws shall be deemed a part of this Trust Instrument and are incorporated herein by reference;

(i)               To appoint and terminate such officers, employees, agents and contractors as they consider appropriate, any of whom may be a Trustee, and to provide for the compensation of all of the foregoing;

(j)               To set record dates (or delegate the power to so do) in the manner provided herein or in the By-laws;

(k)             To delegate such of the Trustees’ power and authority hereunder (which delegation may include the power to subdelegate) as they consider desirable to any officers of the Trust and to any investment adviser, manager, administrator, custodian, underwriter or other agent or independent contractor, and to employ auditors, counsel or other agents of the Trust;

(l)               To join with other holders of any securities or debt instruments in acting through a committee, depository, voting trustee or otherwise, and in that connection to deposit any security or debt instrument with, or transfer any security or debt instrument to, any such committee, depository or trustee, and to delegate to them such power and authority with relation to any security or debt instrument

(whether or not so deposited or transferred) as the Trustees shall deem proper and to agree to pay, and to pay, such portion of the expenses and compensation of such committee, depository or trustee as the Trustees shall deem proper;

(m)          To enter into joint ventures, general or limited partnerships and any other combinations or associations;

(n)            To pay pensions for faithful service, as deemed appropriate by the Trustees, and to adopt, establish and carry out pension, profit-sharing, share bonus, share purchase, savings, thrift and other retirement, incentive and benefit plans, trusts and provisions, including the purchasing of life insurance and annuity contracts as a means of providing such retirement and other benefits, for any or all of the Trustees, officers, employees and agents of the Trust;

(o)            To the extent permitted by law, indemnify any Person with whom the Trust or any Series or Class has dealings;

(p)            To engage in and to prosecute, defend, compromise, abandon, or adjust by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims and demands relating to the Trust, and out of the assets of the Trust or the applicable Series or Class thereof to pay or to satisfy any debts, claims or expenses incurred in connection therewith, including those of litigation, and such power shall include without limitation the power of the Trustees or any appropriate committee thereof, in the exercise of their or its good faith business judgment, to dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by any Person, including a Shareholder in its own name or the name of the Trust, whether or not the Trust or any of the Trustees may be named individually therein or the subject matter arises by reason of business for or on behalf of the Trust;

(q)            To purchase and pay for entirely or partially out of Trust Property such insurance as they may deem necessary or appropriate for the conduct of the business of the Trust, including, without limitation, insurance policies insuring the Trust Property and payment of distributions and principal on its investments, and insurance policies insuring the Shareholders, Trustees, officers, representatives, Advisory Board Members, employees, agents, investment advisers, managers, administrators, custodians, underwriters, or independent contractors of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such Person in such capacity, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such Person against such liability;

(r)              To vote or give assent, or exercise any rights of ownership, with respect to stock or other securities, debt instruments or property; and to execute and deliver powers of attorney to such Person or Persons as the Trustees shall deem proper, granting to such Person or Persons such power and discretion with relation to securities, debt instruments or property as the Trustees shall deem proper;

(s)             To hold any security or property in a form not indicating any trust, whether in bearer, book entry, unregistered or other negotiable form; or either in the name of the Trustees or of the Trust or in the name of a custodian, subcustodian or other depository or a nominee or nominees or otherwise;

(t)              To establish separate and distinct Series with separately defined investment objectives and policies and distinct investment purposes in accordance with the provisions of Article 2 hereof and to establish Classes thereof having relative rights, powers and duties as they may provide consistent with applicable law;

(u)            To consent to or participate in any plan for the reorganization, consolidation or merger of any corporation, issuer or concern, any security or debt instrument of which is held by the Trust; to consent to any contract, lease, mortgage, purchase or sale of property by such corporation, issuer or concern; and to pay calls or subscriptions with respect to any security or debt instrument held in the Trust;

(v)             To make distributions of income and of capital gains to Shareholders in the manner herein provided;

(w)           To establish, from time to time, a minimum investment for Shareholders in the Trust or in one or more Series or Classes, and to require the redemption of the Shares of any Shareholders whose investment is less than such minimum in accordance with Section 7.3 hereof;

(x)             To cause each Shareholder, or each Shareholder of any particular Series or Class, to pay directly, in advance or arrears, for charges of the Trust’s custodian or transfer, shareholder servicing or similar agent, an amount fixed from time to time by the Trustees, by setting off such charges due from such Shareholder from declared but unpaid dividends owed such Shareholder and/or by reducing the number of Shares in the account of such Shareholder by that number of full and/or fractional Shares which represents the outstanding amount of such charges due from such Shareholder;

(y)             To establish one or more committees, to delegate any powers of the Trustees to such committees and to adopt a committee charter providing for such responsibilities, membership (including Trustees, officers or other agents of the Trust) and other characteristics of such committees as the Trustees may deem proper. Notwithstanding the provisions of this Article 4, and in addition to such provisions or any other provision of this Trust Instrument or of the By-laws, the Trustees may by resolution appoint a committee consisting of fewer than the whole number of the Trustees then in office, which committee may be empowered to act for and bind the Trustees and the Trust, as if the acts of such committee were the acts of all the Trustees then in office, with respect to any matter including the institution, prosecution, dismissal, settlement, review or investigation of any action, suit or proceeding that may be pending or threatened to be brought before any court, administrative agency or other adjudicatory body;

(z)             To interpret the investment policies, practices or limitations of the Trust or of any Series or Class;

(aa)         To establish a registered office and have a registered agent in the State of Delaware;

(bb)        To pay or cause to be paid out of the principal or income of the Trust, or partly out of the principal and partly out of income, as they deem fair, all expenses, fees, charges, taxes and liabilities incurred or arising in connection with the Trust, or in connection with the management thereof, including, but not limited to, the Trustees’ compensation and such expenses and charges for the services of the Trust’s officers, employees, Advisory Board Members, Trustees emeritus, investment adviser or manager, Principal Underwriter, auditors, counsel, custodian, transfer agent, shareholder servicing agent, and other agents or independent contractors and such other expenses and charges as the Trustees may deem necessary or proper to incur, which expenses, fees, charges, taxes and liabilities shall be allocated in accordance with the terms of this Trust Instrument;

(cc)          To invest part or all of the Trust Property (or part or all of the assets of any Series), or to dispose of part or all of the Trust Property (or part or all of the assets of any Series) and invest the proceeds of such disposition, in interests issued by one or more other investment companies or pooled portfolios, each of which may (but need not) be a trust (formed under the laws of any state or jurisdiction) which is classified as a partnership for federal income tax purposes, including investment by means of transfer of part or all of the Trust Property in exchange for an interest or interests in such one or more investment companies or pooled portfolios, all without any requirement of approval by Shareholders;

(dd)        To select or to authorize one or more persons to select brokers, dealers, futures commission merchants, banks or any agents or other entities, as appropriate, with which to effect transactions in securities and other instruments or investments;

(ee)         In general, to carry on any other business in connection with or incidental to any of the foregoing powers, to do everything necessary, suitable or proper for the accomplishment of any purpose or the attainment of any object or the furtherance of any power herein set forth, either alone or in association with others, and to do every other act or thing incidental or appurtenant to or growing out of or connected with the aforesaid business or purposes, objects or powers; and

(ff)            To appoint one or more Advisory Board Members to serve the role provided for in Section 2(a)(1) of the 1940 Act and to cause the Trust to pay compensation to such persons for serving in such capacity.

The foregoing clauses shall be construed both as objects and powers, and the foregoing enumeration of specific powers shall not be held to limit or restrict in any manner the general powers of the Trustees. Any action by one or more of the Trustees in his or her or their capacity as such hereunder shall be deemed an action on behalf of the Trust or the applicable Series or Class, and not an action in an individual capacity.

No one dealing with the Trustees shall be under any obligation to make any inquiry concerning the authority of the Trustees, or to see to the application of any payments made or property transferred to the Trustees or upon their order.

Section 4.2      Trustees and Officers as Shareholders. Any Trustee, officer or other agent of the Trust may acquire, own and dispose of Shares to the same extent as if such person were not a Trustee, officer or agent; and the Trustees may issue and sell or cause to be issued and sold Shares to and buy such Shares from any such person or any firm or company in which such person invested, subject to the general limitations herein contained as to the sale and purchase of such Shares.

Section 4.3      Action by the Trustees and Committees. Meetings of the Trustees shall be held from time to time within or without the State of Delaware upon the call of the Chair, if any, the Vice Chair, if any, the President, the Principal Executive Officer, the Secretary, an Assistant Secretary or any two Trustees. No annual meeting of Trustees shall be required.

(a)             Regular meetings of the Trustees may be held without call or notice at a time and place fixed by the By-laws or by resolution of the Trustees. Notice of any other meeting shall be given not later than 48 hours preceding the meeting by United States mail or by electronic mail or other electronic transmission to each Trustee at a residence or business address or email address as set forth in the records of the Trust or otherwise given personally not less than 24 hours before the meeting but may be waived in writing, including by electronic mail, by any Trustee either before or after such meeting. The attendance of a Trustee at a meeting shall constitute a waiver of notice of such meeting except when a Trustee attends a meeting for the express purpose of objecting to the transaction of any business on the ground that the meeting has not been lawfully called or convened.

(b)            A quorum for all meetings of the Trustees shall be one third of the total number of Trustees, but no less than two Trustees. Unless provided otherwise in this Trust Instrument or otherwise required by the 1940 Act, any action of the Trustees may be taken at a meeting by vote of a majority of the Trustees present (a quorum being present) or without a meeting by written consent of a majority of the Trustees, which written consent shall be filed with the minutes of proceedings of the Trustees.

Written consent may be evidenced by electronic mail or other electronic transmission from the Trustee giving such consent. If there be less than a quorum present at any meeting of the Trustees, a majority of those present may adjourn the meeting until a quorum shall have been obtained.

(c)             Any committee of the Trustees, including an executive committee, if any, may act with or without a meeting. A quorum for all meetings of any such committee shall be two or more of the members thereof, unless the Trustees shall provide otherwise or if the committee consists of only one member. Unless provided otherwise in this Trust Instrument, any action of any such committee may be taken at a meeting by vote of a majority of the members present (a quorum being present) or without a meeting by written consent of a majority of the members, which written consent shall be filed with the minutes of proceedings of such committee. Written consent may be evidenced by electronic mail or other electronic transmission from the Trustee giving such consent.

(d)            With respect to actions of the Trustees and any committee of the Trustees, Trustees who are Interested Persons of the Trust or are otherwise interested in any action to be taken may be counted for quorum purposes under this Section 4.3 and shall be entitled to vote to the extent permitted by the 1940 Act.

(e)             All or any one or more Trustees may participate in a meeting of the Trustees or any committee thereof by means of a conference telephone or similar communications equipment by means of which all persons participating in the meeting can hear each other, and participation in a meeting pursuant to such communications system shall constitute presence in person at such meeting, unless the 1940 Act specifically requires the Trustees to act “in person,” in which case such term shall be construed consistent with Commission or staff releases or interpretations.

Section 4.4      Chair of the Trustees. The Trustees may appoint one of their number to be Chair of the Trustees who shall preside at all meetings of the Trustees at which he or she is present. The Chair may be (but is not required to be) the chief executive officer of the Trust but shall not be an officer of the Trust solely by virtue of being appointed Chair. The Chair shall have such responsibilities as may be determined by the Trustees from time to time. The Trustees may elect Co-Chairs or Vice Chairs of the Board. In the absence of the Chair, another Trustee shall be designated by the Trustees to preside over the meeting of the Trustees, to set the agenda for the meeting and to perform the other responsibilities of the Chair in his or her absence.

Section 4.5      Principal Transactions. Except to the extent prohibited by applicable law, the Trustees may, on behalf of the Trust, buy any securities from or sell any securities to, or lend any assets of the Trust to, any Trustee or officer of the Trust or any firm of which any such Trustee or officer is a member acting as principal, or have any such dealings with any Affiliated Person of the Trust, investment adviser, investment sub-adviser, distributor or transfer agent for the Trust or with any Interested Person of such Affiliated Person or other Person; and the Trust may employ any such Affiliated Person or other Person, or firm or company in which such Affiliated Person or other Person is an Interested Person, as broker, legal counsel, registrar, investment adviser, investment sub-adviser, distributor, transfer agent, dividend disbursing agent, custodian or in any other capacity upon customary terms.

ARTICLE 5

INVESTMENT ADVISER, INVESTMENT SUB-ADVISER,
PRINCIPAL UNDERWRITER, ADMINISTRATOR, TRANSFER AGENT,
CUSTODIAN AND OTHER CONTRACTORS

Section 5.1      Certain Contracts. Subject to compliance with the provisions of the 1940 Act, but notwithstanding any limitations of present and future law or custom in regard to delegation of powers by trustees generally, the Trustees may, at any time and from time to time and without limiting the generality of their powers and authority otherwise set forth herein, enter into, modify, amend, supplement, assign or terminate one or more contracts with, and pay compensation to, any one or more corporations, trusts, associations, partnerships, limited partnerships, other type of organizations, or individuals to provide for the performance and assumption of some or all of the following services, duties and responsibilities to, for or of the Trust and/or the Trustees, and to provide for the performance and assumption of such other services, duties and responsibilities in addition to those set forth below as the Trustees may determine to be appropriate:

(a)             Investment Adviser and Investment Sub-Adviser. The Trustees may in their discretion, from time to time, enter into an investment advisory or management contract or contracts with respect to the Trust or any Series whereby the other party or parties to such contract or contracts shall undertake to furnish the Trust with such management, investment advisory, statistical and research facilities and services and such other facilities and services, if any, and all upon such terms and conditions, as the Trustees may in their discretion determine. Notwithstanding any other provision of this Trust Instrument, the Trustees may authorize any investment adviser (subject to such general or specific instructions as the Trustees may from time to time adopt) to effect purchases, sales or exchanges of portfolio securities, other investment instruments of the Trust, or other Trust Property on behalf of the Trustees, or may authorize any officer, employee, agent, or Trustee to effect such purchases, sales or exchanges pursuant to recommendations of the investment adviser (and all without further action by the Trustees). Any such purchases, sales and exchanges shall be deemed to have been authorized by the Trustees.

The Trustees may authorize, subject to applicable requirements of the 1940 Act, the investment adviser to employ, from time to time, one or more sub-advisers to perform such of the acts and services of the investment adviser, and upon such terms and conditions, as may be agreed upon between the investment adviser and sub-adviser. Any reference in this Trust Instrument to the investment adviser shall be deemed to include such sub-advisers, unless the context otherwise requires.

(b)            Principal Underwriter. The Trustees may in their discretion from time to time enter into an exclusive or non-exclusive underwriting contract or contracts providing for the sale of Shares for any one or more of its Series or Classes or other securities to be issued by the Trust, including a contract whereby the Trust may either agree to sell Shares or other securities to the other party to the contract or appoint such other party its sales agent for such Shares or other securities. In either case, the contract may also provide for the repurchase or sale of Shares or other securities by such other party as principal or as agent of the Trust.

(c)             Administrator. The Trustees may in their discretion from time to time enter into one or more contracts whereby the other party or parties shall undertake to furnish the Trust with administrative services. The contract or contracts shall be on such terms and conditions as the Trustees may in their discretion determine.

(d)            Transfer Agent. The Trustees may in their discretion from time to time enter into one or more transfer agency and/or Shareholder service contracts whereby the other party or parties shall undertake to furnish the Trust with transfer agency and/or Shareholder services. The contract or contracts shall be on such terms and conditions as the Trustees may in their discretion determine.

(e)             Administrative Service and Distribution Plans. The Trustees may, on such terms and conditions as they may in their discretion determine, adopt one or more plans pursuant to which compensation may be paid directly or indirectly by the Trust for Shareholder servicing, administration and/or distribution services with respect to one or more Series or Classes including without limitation, plans subject to Rule 12b-1 under the 1940 Act, and the Trustees may enter into agreements pursuant to such plans.

(f)              Fund Accounting. The Trustees may in their discretion from time to time enter into one or more contracts whereby the other party or parties undertakes to handle all or any part of the Trust’s accounting responsibilities, whether with respect to the Trust’s properties, Shareholders or otherwise.

(g)            Custodian and Depository. The Trustees may in their discretion from time to time enter into one or more contracts whereby the other party or parties undertakes to act as depository for and to maintain custody of the property of the Trust or any Series or Class and accounting records in connection therewith.

(h)            Parties to Contract. Any contract described in this Article 5 may be entered into with any corporation, firm, partnership, trust or association, although one or more of the Trustees or officers of the Trust may be an officer, director, trustee, shareholder, or member of such other party to the contract, and no such contract shall be invalidated or rendered void or voidable by reason of the existence of any relationship, nor shall any person holding such relationship be disqualified from voting on or executing the same in his or her capacity as Shareholder and/or Trustee, nor shall any Person holding such relationship be liable merely by reason of such relationship for any loss or expense to the Trust under or by reason of said contract or accountable for any profit realized directly or indirectly therefrom, provided that the contract when entered into was not inconsistent with the provisions of this Article 5. The same Person (including a firm, corporation, partnership, trust, or association) may be the other party to contracts entered into pursuant to this Article 5, and any individual may be financially interested or otherwise affiliated with persons who are parties to any or all of the contracts mentioned in this Section 5.1.

ARTICLE 6

SHAREHOLDER VOTING POWERS AND MEETINGS

Section 6.1      Voting.

(a)             The Shareholders shall have power to vote only: (i) for the election of one or more Trustees in order to comply with the provisions of the 1940 Act (including Section 16(a) thereof), (ii) for the removal of Trustees in accordance with Section 3.2(b) hereof, (iii) on certain amendments to this Trust Instrument enumerated in Section 9.6 hereof, (iv) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, or (v) as the Trustees may consider necessary or desirable.

(b)            On each matter submitted to a vote of Shareholders, unless the Trustees determine otherwise, all Shares of all Series and Classes shall vote together as a single class; provided, however, that: as to any matter (i) with respect to which a separate vote of one or more Series or Classes is required by the 1940 Act or by action of the Trustees in establishing and designating the Series or Class(es), such requirements as to a separate vote by such Series or Class(es) shall apply in lieu of all Shares of all Series and Classes voting together, and (ii) which does not affect the interests of a particular Series or Class, only the holders of Shares of the one or more affected Series or Classes shall be entitled to vote. In general, each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote; provided, however, on any matter submitted to a vote of Shareholders, the Trustees may determine, without the vote or consent of Shareholders (except as required by the 1940 Act), that each dollar of Net Asset Value (number of Shares owned times Net Asset Value per Share of the Trust, if no Series shall have been established, or of such Series or Class, as applicable) shall be entitled to one vote on any matter on which such Shares are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote. Without limiting the power of the Trustees in any way to designate otherwise in accordance with the preceding sentence, the Trustees hereby establish that each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy or in any manner provided for in the By-laws or as determined by the Trustees. A proxy may be given in writing, electronically, by telephone, by telecopy, or in any other manner provided for in the By-laws or as determined by the Trustees. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted by law, this Trust Instrument or any of the By-laws of the Trust to be taken by Shareholders. A Shareholder may authorize another Person or Persons to act for such Shareholder as proxy by transmitting or authorizing in writing, electronically, by telephone, by telecopy or other electronic transmission to the Person who will be the holder of the proxy or to a proxy solicitation firm, proxy support service organization or like agent duly authorized by the Person who will be the holder of the proxy to receive such transmission, provided that any such writing or other transmission must either set forth or be submitted with information from which it can be determined that the writing or other transmission was authorized by the Shareholder.

Section 6.2      Notices. Any and all notices to which any Shareholder hereunder may be entitled and any and all communications shall be deemed duly served or given if presented personally to a Shareholder, left at his or her residence or usual place of business or sent via United States mail or by electronic transmission to a Shareholder at his or her address as it is registered with the Trust. If mailed, such notice shall be deemed to be given when deposited in the United States mail addressed to the Shareholder at his or her address as it is registered with the Trust with postage thereon prepaid.

Section 6.3      Meetings of Shareholders.

(a)             Meetings of the Shareholders may be called at any time by the Chair or the Trustees and shall be called by any Trustee upon written request of Shareholders holding, in the aggregate, not less than 10% of the Shares (or Class or Series thereof), such request specifying the purpose or purposes for which such meeting is to be called. Any such meeting shall be held within or without the State of Delaware on such day and at such time as the Trustees shall designate. Shareholders of one third of the Shares of the Trust (or Class or Series thereof), present in person or by proxy, shall constitute a quorum for the transaction of any business, except as may otherwise be required by the 1940 Act or by this Trust Instrument or the By-laws. Any lesser number shall be sufficient for adjournments. Unless the 1940 Act, this Trust Instrument or the By-Laws require a greater number of affirmative votes, the affirmative vote by the Shareholders holding more than 50% of the Shares (or Class or Series thereof) present, either in person or by proxy, or, if applicable, holding more than 50% of the Net Asset Value of the Shares present, either in person or by proxy, at such meeting constitutes the action of the Shareholders, and a plurality shall elect a Trustee.

(b)            Any meeting of Shareholders, whether or not a quorum is present, may be adjourned for any lawful purpose by a majority of the votes properly cast upon the question of adjourning a meeting to another date and time provided that no meeting shall be adjourned for more than six months beyond the originally scheduled meeting date. In addition, any meeting of Shareholders, whether or not a quorum is present, may be adjourned or postponed by, or upon the authority of, the Chair or the Trustees to another date and time provided that no meeting shall be adjourned or postponed for more than six months beyond the originally scheduled meeting date. Any adjourned or postponed session or sessions may be held, within a reasonable time after the date set for the original meeting as determined by, or upon the authority of, the Trustees without the necessity of further notice or a new record date.

Section 6.4      Record Date. For the purpose of determining the Shareholders who are entitled to notice of any meeting and to vote at any meeting, or to participate in any distribution, or for the purpose of any other action, the Trustees may from time to time fix a date, not more than 120 calendar days prior to the original date of any meeting of the Shareholders (which may be adjourned or postponed in compliance with Section 6.3(b) hereof) or payment of distributions or other action, as the case may be, as a record date for the determination of the persons to be treated as Shareholders of record for such purposes, and any Shareholder who was a Shareholder at the date and time so fixed shall be entitled to vote at such meeting or to be treated as a Shareholder of record for purposes of such other action, even though he or she has since that date and time disposed of his or her Shares, and no Shareholder becoming such after that date and time shall be so entitled to vote at such meeting or to be treated as a Shareholder of record for purposes of such other action. Nothing in this Section 6.4 shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

Section 6.5      Notice of Meetings.

(a)             Written or printed notice of all meetings of the Shareholders, stating the time, place and purposes of the meeting, shall be given as provided in Section 6.2 for the giving of notices, at least 10 business days before the meeting. At any such meeting, any business properly before the meeting may be considered whether or not stated in the notice of the meeting. Any adjourned or postponed meeting held as provided in Section 6.3 shall not require the giving of additional notice.

(b)            Notice of any Shareholder meeting need not be given to any Shareholder if a written waiver of notice (including, but not limited to, electronic,

telegraphic or facsimile or computerized writings), executed before or after such meeting, is filed with the record of such meeting, or to any Shareholder who shall attend such meeting in person or by proxy. The attendance of a Shareholder at a meeting of Shareholders shall constitute a waiver of notice of such meeting except when a Shareholder attends a meeting for the express purpose of objecting to the transaction of any business on the ground that the meeting has not been lawfully called or convened.

Section 6.6      Proxies, Etc. At any meeting of Shareholders, any Shareholder entitled to vote thereat may vote by proxy, provided that no proxy shall be voted at any meeting unless it shall have been placed on file with the Secretary, or with such other officer or agent of the Trust as the Secretary may direct, for verification prior to the time at which such vote shall be taken.

(a)             Pursuant to a resolution of a majority of the Trustees, proxies may be solicited in the name of one or more Trustees or one or more of the officers of the Trust. Only Shareholders of record shall be entitled to vote.

(b)            When Shares are held jointly by several persons, any one of them may vote at any meeting in person or by proxy in respect of such Shares, but if more than one of them shall be present at such meeting in person or by proxy, and such joint owners or their proxies so present disagree as to any vote to be cast, such vote shall not be received in respect of such Shares.

(c)             A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise, and the burden of proving invalidity shall rest on the challenger. If the Shareholder is a minor or a person of unsound mind, and subject to guardianship or to the legal control of any other person regarding the charge or management of its Share, he or she may vote by his or her guardian or such other person appointed or having such control, and such vote may be given in person or by proxy.

Section 6.7      Action by Written Consent. Subject to the provisions of the 1940 Act, any action taken by Shareholders may be taken without a meeting if a majority of the Shares entitled to vote on the matter (or such larger proportion thereof as shall be required by law, by any provision of this Trust Instrument or by the Trustees) consent to the action in writing. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders. Any written consent may be given by facsimile, electronic mail or other electronic means. The Trustees may adopt additional rules and procedures regarding the taking of Shareholder action by written consents.

Section 6.8      Delivery by Electronic Transmission or Otherwise. Notwithstanding any provision in this Trust Instrument to the contrary, any notice, proxy, vote, consent, instrument or writing of any kind referenced in, or contemplated by, this Trust Instrument or the By-laws may, as determined by the

Trustees, be given, granted or otherwise delivered by electronic transmission (within the meaning of the Act), including via the internet, or in any other manner permitted by applicable law.

ARTICLE 7

DISTRIBUTIONS AND REDEMPTIONS

Section 7.1      Distributions.

(a)             The Trustees may from time to time declare and pay dividends or other distributions with respect to any Series or Class. The amount of such dividends or distributions and the payment of them and whether they are in cash or any other Trust Property shall be wholly in the discretion of the Trustees.

(b)            Dividends and distributions on Shares of a particular Series or any Class thereof may be paid with such frequency as the Trustees may determine, which may be daily or otherwise, pursuant to a standing resolution or resolution adopted only once or with such frequency as the Trustees may determine, to the Shareholders of Shares in that Series or Class, from such of the income and capital gains, accrued or realized, from the Trust Property belonging to that Series, or in the case of a Class, belonging to that Series and allocable to that Class, as the Trustees may determine, after providing for actual and accrued liabilities belonging to that Series. All dividends and distributions on Shares in a particular Series or Class thereof shall be distributed pro rata to the Shareholders of Shares in that Series or Class in proportion to the total outstanding Shares in that Series or Class held by such Shareholders at the date and time of record established for the payment of such dividends or distribution, except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of any Series or Class and except that in connection with any dividend or distribution program or procedure the Trustees may determine that no dividend or distribution shall be payable on Shares as to which the Shareholder’s purchase order and/or payment in the prescribed form has not been received by the time or times established by the Trustees under such program or procedure. Such dividends and distributions may be made in cash or Shares of that Series or Class or a combination thereof as determined by the Trustees or pursuant to any program that the Trustees may have in effect at the time for the election by each Shareholder of the mode of the making of such dividend or distribution to that Shareholder. The Trustees may adopt and offer to Shareholders such dividend reinvestment plans, cash dividend payout plans or related plans as the Trustees shall deem appropriate.

(c)             Anything in this Trust Instrument to the contrary notwithstanding, the Trustees may at any time declare and distribute a stock dividend pro rata among the Shareholders of a particular Series, or Class thereof, as of the record date of that Series or Class fixed as provided in subsection (b) of this Section 7.1. The Trustees shall have full discretion, to the extent not inconsistent with the 1940 Act, to determine which items shall be treated as income and which items as capital; and each such determination and allocation shall be conclusive and binding upon the Shareholders.

Section 7.2      Redemption by Shareholder.

(a)             Unless the Trustees otherwise determine with respect to a particular Series or Class at the time of establishing and designating the same and subject to the 1940 Act, each holder of Shares of a particular Series or Class thereof shall have the right at such times as may be permitted by the Trust to require the Trust to redeem (out of the assets belonging to the applicable Series or Class) all or any part of his or her Shares at a redemption price equal to the Net Asset Value per Share of that Series or Class next determined in accordance with Section 7.4 after the Shares are properly tendered for redemption, less such redemption fee or other charge, if any, as may be fixed by the Trustees; provided, however, that, if the Trustees determine, pursuant to Section 2.3 hereof, to issue Shares of any Series or Class in Creation Units, then Shares of such Series or Class constituting a Creation Unit shall be redeemable hereunder. Except as otherwise provided in this Trust Instrument, payment of the redemption price shall be in cash, in securities or other assets belonging to the applicable Series or in any combination thereof, out of the assets of the Trust or, as applicable, the assets held with respect to such Series, and the composition of any such payment may be different among Shareholders (including differences among Shareholders in the same Series or Class), at such time and in the manner as may be specified from time to time in the applicable registration statement of the Trust. Subject to the foregoing, the fair value, selection, and quantity of securities or other assets so paid or delivered as all or part of the redemption price may be determined by or under the authority of the Trustees. In no case shall the Trust or the Trustees be liable for any delay of any Person in transferring securities selected for delivery as all or part of the redemption price.

(b)            Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series or Class to require the Trust to redeem Shares of that Series or Class during any period or at any time when and to the extent permissible under the 1940 Act.

(c)             If a Shareholder shall submit a request for the redemption of a greater number of Shares than are then allocated to such Shareholder, such request shall not be honored.

Section 7.3      Redemption by Trust.

(a)             Unless the Trustees otherwise determine with respect to a particular Series or Class at the time of establishing and designating the same, each Share of each Series or Class thereof that has been established and designated is subject to redemption (out of the assets belonging to the applicable Series or Class)

by the Trust at the redemption price which would be applicable if such Share were then being redeemed by the Shareholder pursuant to Section 7.2 at any time if the Trustees determine that it is in the best interest of the Trust to so redeem such Shares, which determination may be delegated to the investment adviser of the Trust. Upon such redemption the holders of the Shares so redeemed shall have no further right with respect thereto other than to receive payment of such redemption price. Without limiting the generality of the foregoing, the Trustees may cause the Trust to redeem (out of the assets belonging to the applicable Series or Class) all of the Shares of one or more Series or Classes held by (i) any Shareholder if the value of such Shares held by such Shareholder is less than the minimum amount established from time to time by the Trustees, (ii) all Shareholders of one or more Series or Classes if the value of such Shares held by all Shareholders is less than the minimum amount established from time to time by the Trustees or (iii) any Shareholder to reimburse the Trust for any loss or expense it has sustained or incurred by reason of the failure of such Shareholder to make full payment for Shares purchased by such Shareholder, or by reason of any defective redemption request, or by reason of indebtedness incurred because of such Shareholder or to collect any charge relating to a transaction effected for the benefit of such Shareholder or as provided in the prospectus relating to such Shares.

(b)            If the Trustees shall, at any time and in good faith, determine that direct or indirect ownership of Shares of any Series or Class thereof has or may become concentrated in any Person to an extent that would disqualify any Series as a regulated investment company under the Internal Revenue Code, then the Trustees shall have the power (but not the obligation), by such means as they deem equitable, to (i) call for the redemption of a number, or amount, of Shares held by such Person sufficient to maintain or bring the direct or indirect ownership of Shares into conformity with the requirements for such qualification, (ii) refuse to transfer or issue Shares of any Series or Class thereof to such Person whose acquisition of the Shares in question would result in such disqualification, or (iii) take such other actions as they deem necessary and appropriate to avoid such disqualification.

Section 7.4      Net Asset Value.

(a)             The Net Asset Value per Share of any Series or Class thereof shall be the quotient obtained by dividing the value of the net assets of that Series or Class (being the value of the assets belonging to that Series or Class less the liabilities belonging to that Series or Class) by the total number of Shares of that Series or Class outstanding, all determined in accordance with the methods and procedures, including without limitation those with respect to rounding, established by the Trustees from time to time.

(b)            The Trustees may determine to maintain the Net Asset Value per Share of any Series at a designated constant dollar amount and in connection therewith may adopt procedures not inconsistent with the 1940 Act for the continuing declarations of income attributable to that Series or Class thereof as dividends payable in additional Shares of that Series or Class thereof at the designated constant dollar amount and for the handling of any losses attributable to that Series or Class thereof. Such procedures may, among other things, provide that in the event of any loss each Shareholder of a Series or Class thereof shall be deemed to have contributed to the capital of the Trust attributable to that Series or Class thereof his or her pro rata portion of the total number of Shares required to be cancelled in order to permit the Net Asset Value per Share of that Series or Class thereof to be maintained, after reflecting such loss, at the designated constant dollar amount. Each Shareholder of the Trust shall be deemed to have agreed, by his or her investment in the Trust, to make the contribution referred to in the preceding sentence in the event of any such loss.

Section 7.5      Power to Modify Procedures.

(a)             Notwithstanding any of the foregoing provisions of this Article 7, the Trustees may prescribe, in their absolute discretion except as may be required by the 1940 Act, such other bases and times for determining the Net Asset Value of the Shares or net income, or the declaration and payment of dividends and distributions as they may deem necessary or desirable for any reason, including to enable the Trust to comply with any provision of the 1940 Act, or any securities exchange or association registered under the Securities Exchange Act of 1934, or any order of exemption issued by the Commission, all as in effect now or hereafter amended or modified.

(b)            Nothing in this Trust Instrument shall be deemed to restrict the ability of the Trustees in their full discretion, without the need for any notice to, or approval by the Shareholders of, any Series or Class, to allocate, reallocate or authorize the contribution or payment, directly or indirectly, to one or more than one Series or Class of the following: (i) assets, income, earnings, profits, and proceeds thereof, (ii) proceeds derived from the sale, exchange or liquidation of assets, and (iii) any cash or other assets contributed or paid to the Trust from a manager, administrator or other adviser of the Trust or an Affiliated Person thereof, or other third party, another Series or another Class, in each case to remediate misallocations of income and capital gains, ensure equitable treatment of Shareholders of a Series or Class, or for such other valid reason determined by the Trustees.

ARTICLE 8

COMPENSATION, LIMITATION OF LIABILITY OF TRUSTEES

Section 8.1      Compensation. The Trustees as such shall be entitled to compensation from the Trust, and the Trustees may fix the amount of such compensation. Nothing herein shall in any way prevent the employment of any

Trustee for advisory, management, legal, accounting, investment banking or other services and payment for the same by the Trust.

Section 8.2      Limitation of Liability.

(a)             The Trustees shall be entitled to the protection against personal liability for the obligations of the Trust under Section 3803(b) of the Act. No Trustee or former Trustee shall be liable to the Trust, its Shareholders, or to any Trustee, officer, employee, or agent thereof for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for such Trustee’s own bad faith, willful misfeasance, gross negligence or reckless disregard of such Trustee’s duties involved in the conduct of the office of the Trustee hereunder. No Trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the Board of Trustees shall be subject to any greater liability or duty of care in discharging such Trustee’s duties and responsibilities by virtue of such determination than is any Trustee who has not been so designated. No Trustee or former Trustee shall be responsible or liable in any event for any neglect or wrongdoing of any other Trustee, Advisory Board Member, officer, agent, employee, manager, adviser, sub-adviser or principal underwriter of the Trust.

(b)            The officers, employees, Advisory Board Members and agents of the Trust shall be entitled to the protection against personal liability for the obligations of the Trust under Section 3803(c) of the Act. No officer, employee, Advisory Board Member or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Trustee, officer, employee, or agent thereof for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Section 8.3      Fiduciary Duty.

(a)             To the extent that, at law or in equity, a Trustee, officer, employee, Advisory Board Member, Trustee emeritus or agent of the Trust (each a “Fiduciary Covered Person”) has duties (including fiduciary duties) and liabilities relating thereto to the Trust, to the Shareholders or to any other Person, a Fiduciary Covered Person acting under this Trust Instrument shall not be liable to the Trust, to the Shareholders or to any other Person for his or her good faith reliance on the provisions of this Trust Instrument. The provisions of this Trust Instrument, to the extent that they restrict or eliminate the duties and liabilities of Fiduciary Covered Persons otherwise existing at law or in equity, are agreed by the parties hereto to replace such other duties and liabilities of such Fiduciary Covered Persons.

(b)            Unless otherwise expressly provided herein:

(i)               whenever a conflict of interest exists or arises between any Fiduciary Covered Person or any of his or her Affiliated Persons, on the one hand, and the Trust or any Shareholders or any other Person, on the other hand; or

(ii)             whenever this Trust Instrument or any other agreement contemplated herein or therein provides that a Fiduciary Covered Person shall act in a manner that is, or provides terms that are, fair and reasonable to the Trust, any Shareholders, or any other Person; then

(iii)           such Fiduciary Covered Person shall resolve such conflict of interest, take such action or provide such terms, considering in each case the relative interest of each party (including his or her own interest) to such conflict, agreement, transaction or situation and the benefits and burdens relating to such interests, any customary or accepted industry practices, and any applicable generally accepted accounting practices or principles. In the absence of bad faith by a Fiduciary Covered Person, the resolution, action or terms so made, taken or provided by a Fiduciary Covered Person shall not constitute a breach of this Trust Instrument or any other agreement contemplated herein or of any duty or obligation of a Fiduciary Covered Person at law or in equity or otherwise.

(c)             Notwithstanding any other provision of this Trust Instrument to the contrary or as otherwise provided in the 1940 Act, (i) whenever in this Trust Instrument Fiduciary Covered Persons are permitted or required to make a decision in their “sole discretion” or under a grant of similar authority, the Fiduciary Covered Persons shall be entitled to consider such interests and factors as they desire, including their own interests, and, to the fullest extent permitted by applicable law, shall have no duty or obligation to give any consideration to any interest of or factors affecting the Trust, the Shareholders or any other Person; and (ii) whenever in this Trust Instrument Fiduciary a Covered Person is permitted or required to make a decision in “good faith” or under another express standard, the Fiduciary Covered Person shall act under such express standard and shall not be subject to any other or different standard. “Good faith” shall mean subjective good faith as interpreted under Delaware law.

(d)            Any Fiduciary Covered Person and any Affiliated Persons of any Fiduciary Covered Person may engage in or possess an interest in other profit-seeking or business ventures of any nature or description, independently or with others, whether or not such ventures are competitive with the Trust and the doctrine of corporate opportunity, or any analogous doctrine, shall not apply to any Fiduciary Covered Person. No Fiduciary Covered Person who acquires knowledge of a potential transaction, agreement, arrangement or other matter that may be an opportunity for the Trust shall have any duty to communicate or offer such opportunity to the Trust, and such Fiduciary Covered Person shall not be liable to the

Trust or to the Shareholders for breach of any fiduciary or other duty by reason of the fact that such Fiduciary Covered Person pursues or acquires for, or directs such opportunity to another Person or does not communicate such opportunity or information to the Trust. Neither the Trust nor any Shareholders shall have any rights or obligations by virtue of this Trust Instrument or the trust relationship created hereby in or to such independent ventures or the income or profits or losses derived therefrom, and the pursuit of such ventures, even if competitive with the activities of the Trust, shall not be deemed wrongful or improper. Any Fiduciary Covered Person may engage or be interested in any financial or other transaction with the Trust, the Shareholders or any Affiliated Person of the Trust or the Shareholders.

(e)             To the fullest extent permitted by law, it is intended that Advisory Board Members and Trustees emeritus shall have no fiduciary duties or liabilities to the Trust or the Shareholders.

Section 8.4      Indemnification. The Trust shall indemnify to the fullest extent permitted by law each of its Trustees, former Trustees, Trustees emeritus, Advisory Board Members and officers and persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each an “Indemnified Person”), and may indemnify its employees and agents, against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and expenses including reasonable accountants’ and counsel fees) reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding of any kind and nature whatsoever, whether brought in the right of the Trust or otherwise, and whether of a civil, criminal or administrative nature, before any court or administrative or legislative body, including any appeal therefrom, in which he or she may be involved as a party, potential party, non-party witness or otherwise or with which he or she may be threatened, while as an Indemnified Person or thereafter, by reason of being or having been such an Indemnified Person, except that no Indemnified Person shall be indemnified against any liability to the Trust or its Shareholders to which such Indemnified Person would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of such Indemnified Person’s office (such willful misfeasance, bad faith, gross negligence or reckless disregard being referred to herein as “Disabling Conduct”). Expenses, including accountants’ and counsel fees so incurred by any such Indemnified Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be promptly paid from time to time, and the expenses of the Trust’s employees or agents may be paid from time to time, by the Trust or a Series in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Indemnified Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article 8 and either (i) such Indemnified Person provides security for such undertaking, (ii) the Trust is insured against losses arising by reason of such payment, or (iii) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Indemnified Person ultimately will be found entitled to indemnification.

Section 8.5      Indemnification Determinations. Indemnification of an Indemnified Person pursuant to Section 8.4 shall be made if (a) the court or body before whom the proceeding is brought determines, in a final decision on the merits, that such Indemnified Person was not liable by reason of Disabling Conduct or (b) in the absence of such a determination, a majority of a quorum of disinterested, non-party Trustees or independent legal counsel in a written opinion make a reasonable determination, based upon a review of the facts, that such Indemnified Person was not liable by reason of Disabling Conduct. In making such a determination, the Board of Trustees of the Trust shall act in conformity with then applicable law and administrative interpretations, and shall afford a Trustee requesting indemnification who is not an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, a rebuttable presumption that such Trustee did not engage in disabling conduct while acting in his or her capacity as a Trustee.

Section 8.6      Indemnification Not Exclusive. The right of indemnification provided by this Article 8 shall not be exclusive of or affect any other rights to which any such Indemnified Person may be entitled. As used in this Article 8, “Indemnified Person” shall include such person’s heirs, executors and administrators, and a “disinterested, non-party Trustee” is a Trustee who is neither an Interested Person of the Trust nor a party to the proceeding in question.

Section 8.7      Reliance on Experts, Etc. Each Trustee, officer or employee of the Trust shall, in the performance of his or her duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of its officers or employees or by any manager, adviser, administrator, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Trust Instrument, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.

Section 8.8      No Duty of Investigation; Notice in Trust Instrument. No purchaser, lender, or other Person dealing with the Trustees or any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent.

Every obligation, contract, instrument, certificate or other interest or undertaking of the Trust, and every other act or thing whatsoever executed in connection with the Trust, shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees, officers, employees or agents of the Trust. The execution of any such obligation, contract, instrument, certificate or other interest or undertaking shall not personally bind such Trustees, officers employees or agents of the Trust or make them personally liable thereunder, nor shall it give rise to a claim against their private property or the private property of the Shareholders for the satisfaction of any obligation or claim thereunder. The Trustees may maintain insurance for the protection of the Trust Property, Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem advisable.

Section 8.9      No Bond Required of Trustees. No Trustee shall, as such, be obligated to give any bond or surety or other security for the performance of any duties hereunder.

Section 8.10  Insurance. The Trust shall purchase and maintain in effect one or more policies of insurance on behalf of its Trustees and officers in such amounts and with such coverage as shall be determined from time to time by the Board of Trustees, and also may purchase and maintain such insurance for any of its employees and other agents, issued by a reputable insurer or insurers, against any expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Trust, with customary limitations and exceptions, whether or not the Trust would have the power to indemnify such person against such expenses pursuant to this Article 8.

ARTICLE 9

MISCELLANEOUS

Section 9.1      Trust Not a Partnership. It is the intention of the Trustees that the Trust shall be a statutory trust under the Act and that this Trust Instrument and the By-laws, if any, shall together constitute the “governing instrument” of the Trust as defined in Section 3801(f) of the Act. It is hereby expressly declared that a Delaware statutory trust and not a partnership or other form of organization is created hereby. All persons extending credit to, contracting with or having any claim against any Series of the Trust or any Class within any Series shall look only to the assets of such Series or Class for payment under such credit, contract or claim; and neither the Shareholders nor the Trustees, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every note, bond, contract or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to a Series or Class shall include a recitation limiting the obligations represented thereby to the Trust or to one or more Series or Classes and its or their assets (but the omission of such a recitation shall not operate to bind any Shareholder, Trustee, officer, employee or agent of the Trust).

Section 9.2

Dissolution and Termination of Trust, Series or Class.

(a)             Unless terminated as provided herein, the Trust shall continue without limitation of time. The Trust may be dissolved at any time by the Trustees by written notice to the Shareholders. Any Series of Shares may be dissolved at any time by the Trustees by written notice to the Shareholders of such Series. Any Class of any Series of Shares may be terminated at any time by the Trustees by written notice to the Shareholders of such Class. Any action to dissolve the Trust shall be deemed also to be an action to dissolve each Series and each Class thereof and any action to dissolve a Series shall be deemed also to be an action to terminate each Class thereof.

(b)            Upon the requisite action by the Trustees to dissolve the Trust or any one or more Series, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Trust or of the particular Series as may be determined by the Trustees, the Trust shall in accordance with such procedures as the Trustees consider appropriate reduce the remaining assets of the Trust or of the affected Series to distributable form in cash or Shares (if the Trust has not dissolved) or other securities, or any combination thereof, and distribute the proceeds to the Shareholders of the Trust or Series involved, ratably according to the number of Shares of the Trust or such Series held by the several Shareholders of such Series on the date of distribution unless otherwise determined by the Trustees or otherwise provided by this Trust Instrument. Thereupon, any affected Series shall terminate and the Trustees and the Trust shall be discharged of any and all further liabilities and duties relating thereto or arising therefrom, and the right, title and interest of all parties with respect to such Series shall be canceled and discharged. Upon the requisite action by the Trustees to terminate any Class of any Series of Shares, the Trustees may, to the extent they deem it appropriate, follow the procedures set forth in this Section 9.2(b) with respect to such Class that are specified in connection with the dissolution and winding up of the Trust or any Series of Shares. Alternatively, in connection with the termination of any Class of any Series of Shares, the Trustees may treat such termination as a redemption of the Shareholders of such Class effected pursuant to Section 7.3 of Article 7 of this Trust Instrument provided that the costs relating to the termination of such Class shall be included in the determination of the Net Asset Value of the Shares of such Class for purposes of determining the redemption price to be paid to the Shareholders of such Class (to the extent not otherwise included in such determination).

(c)             Following completion of winding up of the Trust’s business, the Trustees shall cause a certificate of cancellation of the Trust’s Certificate of Trust to be filed in accordance with the Act, which certificate of cancellation may be signed by any one Trustee. Upon termination of the Trust, the Trustees, subject to Section 3808 of the Act, shall be discharged of any and all further liabilities and duties relating thereto or arising therefrom, and the right, title and interest of all parties with respect to the Trust shall be canceled and discharged.

Section 9.3

Merger, Consolidation, Incorporation.

(a)             Notwithstanding any other provision of this Trust Instrument to the contrary, the Trustees may, without Shareholder approval unless such approval is required by the 1940 Act, (i) cause the Trust to convert into or merge, reorganize or consolidate with or into one or more trusts, partnerships, limited liability companies, associations, corporations or other business entities (each, a “Successor Entity”), or a series of any Successor Entity to the extent permitted by law, (ii) cause the Shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law, (iii) cause the Trust to incorporate under the laws of a state, commonwealth, possession or colony of the United States, (iv) sell or convey all or substantially all of the assets of the Trust or any Series or Class to another Series or Class of the Trust or to a Successor Entity, or a series of a Successor Entity to the extent permitted by law, for adequate consideration as determined by the Trustees which may include the assumption of all outstanding obligations, taxes and other liabilities, accrued or contingent of the Trust or any affected Series or Class, and which may include Shares of such other Series or Class of the Trust or shares of beneficial interest, stock or other ownership interest of such Successor Entity (or series thereof), (v) at any time sell or convert into money all or any part of the assets of the Trust or any Series or Class thereof, (vi) cause the Trust, or any one or more of its Series, to cease listing its Shares on a securities exchange and to cease operating as an “exchange-traded” open-end management investment company, in reliance on certain exemptions under the 1940 Act or (vii) cause the Trust, or any one or more of its Series, to modify its investment objective and/or strategy. Any agreement of merger, reorganization, consolidation, exchange or conversion or certificate of merger, certificate of conversion or other applicable certificate may be signed by a majority of the Trustees or an authorized officer of the Trust and facsimile signatures conveyed by electronic or telecommunication means shall be valid.

(b)            Pursuant to and in accordance with the provisions of Section 3815(f) of the Act, and notwithstanding anything to the contrary contained in this Trust Instrument, an agreement of merger or consolidation approved by the Trustees in accordance with this Section 9.3 may effect any amendment to the Trust Instrument or effect the adoption of a new trust instrument of the Trust or change the name of the Trust if the Trust is the surviving or resulting entity in the merger or consolidation;

(c)             Notwithstanding anything else herein, the Trustees may, without Shareholder approval unless such approval is required by the 1940 Act, create one or more statutory or business trusts to which all or any part of the assets, liabilities, profits or losses of the Trust or any Series or Class thereof may be transferred and may provide for the conversion of Shares in the Trust or any Series or Class thereof into beneficial interests in any such newly created trust or trusts or any series or classes thereof.

(d)            Notwithstanding any provision of this Trust Instrument to the contrary, the Trustees may, without Shareholder approval, invest all or a portion of the Trust Property of any Series, or dispose of all or a portion of the Trust Property of any Series, and invest the proceeds of such disposition in interests issued by one or more other investment companies registered under the 1940 Act. Any such other investment company may (but need not) be a trust (formed under the laws of the State of Delaware or any other state or jurisdiction) or subtrust thereof which is classified as a partnership for federal income tax purposes. Notwithstanding any provision of this Trust Instrument to the contrary, the Trustees may, without Shareholder approval unless such approval is required by the 1940 Act, cause a Series that is organized in the master/feeder fund structure to withdraw or redeem its Trust Property from the master fund and cause such series to invest its Trust Property directly in securities and other financial instruments or in another master fund.

Section 9.4      Filing of Copies, References, Headings. The original or a copy of this Trust Instrument and of each amendment hereof or Trust Instrument supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. Anyone dealing with the Trust may rely on a certificate by an officer or Trustee of the Trust as to whether or not any such amendments or supplements have been made and as to any matters in connection with the Trust hereunder, and with the same effect as if it were the original, may rely on a copy certified by an officer or Trustee of the Trust to be a copy of this Trust Instrument or of any such amendment or supplemental Trust Instrument. In this Trust Instrument or in any such amendment or supplemental Trust Instrument, references to this Trust Instrument, and all expressions like “herein,” “hereof” and “hereunder,” shall be deemed to refer to this Trust Instrument as amended or affected by any such supplemental Trust Instrument. All expressions like “his”, “he” and “him” shall be deemed to include the feminine and neuter, as well as masculine, genders. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this Trust Instrument rather than the headings shall control. This Trust Instrument may be executed in any number of counterparts each of which shall be deemed an original.

Section 9.5      Applicable Law. The trust set forth in this instrument is made in the State of Delaware, and the Trust and this Trust Instrument, and the rights and obligations of the Trustees and Shareholders hereunder, shall be governed by and construed and administered according to the Act and the laws of said State; provided, however, that there shall not be applicable to the Trust, the Trustees or this Trust Instrument (a) the provisions of Sections 3540 and 3561 of Title 12 of the Delaware Code or (b) any provisions of the laws (statutory or common) of the State of Delaware (other than the Act) pertaining to trusts which relate to or regulate: (i) the filing with any court or governmental body or agency of trustee accounts or schedules of trustee fees and charges, (ii) affirmative requirements to post bonds for trustees, officers, agents or employees of a trust, (iii) the necessity for obtaining court or other governmental approval concerning the acquisition, holding or disposition of real or personal property, (iv) fees or other sums payable to trustees, officers, agents or employees of a trust, (v) the allocation of receipts and expenditures to income or principal, (vi) restrictions or limitations on the permissible nature, amount or concentration of trust investments or requirements relating to the titling, storage or other manner of holding of trust assets, or (vii) the establishment of fiduciary or other standards or responsibilities or limitations on the acts or powers of trustees, which are inconsistent with the limitations or liabilities or authorities and powers of the Trustees set forth or referenced in this Trust Instrument. The Trust shall be of the type commonly called a “statutory trust”, and without limiting the provisions hereof, the Trust may exercise all powers which are ordinarily exercised by such a trust under Delaware law. The Trust specifically reserves the right to exercise any of the powers or privileges afforded to trusts or actions that may be engaged in by trusts under the Act, and the absence of a specific reference herein to any such power, privilege or action shall not imply that the Trust may not exercise such power or privilege or take such actions.

Section 9.6      Amendments. Except as specifically provided herein, the Trustees may, without Shareholder vote, amend or otherwise supplement this Trust Instrument by making an amendment hereto, a Trust Instrument supplemental hereto or an amended and restated trust instrument. Shareholders shall have the right to vote: (i) on any amendment which would affect their right to vote granted in Section 6.1, (ii) on any amendment that would permit the Trustees to bind any Shareholder personally or to permit the Trustees to call upon any Shareholder for the payment of any sum of money or assessment whatsoever, (iii) on any amendment to this Section 9.6, (iv) on any amendment for which such vote is required by the 1940 Act and (v) on any amendment submitted to them by the Trustees. Any amendment required or permitted to be submitted to Shareholders which, as the Trustees determine, shall affect the Shareholders of one or more Series or Classes shall be authorized by vote of the Shareholders of each Series or Class affected and no vote of shareholders of a Series or Class not affected shall be required. Anything in this Trust Instrument to the contrary notwithstanding, no amendment to Article 8 hereof shall limit the rights to indemnification or insurance provided therein with respect to action or omission of any persons protected thereby prior to such amendment. The Trustees may without Shareholder vote, restate or amend or otherwise supplement the By-laws and the Certificate of Trust as the Trustees deem necessary or desirable.

Section 9.7      Fiscal Year. The fiscal year of the Trust or any Series shall end on a specified date as determined from time to time by the Trustees.

Section 9.8      Provisions in Conflict with Law. The provisions of this Trust Instrument are severable, and if the Trustees shall determine, with the advice of counsel, that any of such provisions is in conflict with the 1940 Act, the regulated investment company provisions of the Internal Revenue Code or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of this Trust Instrument (including, if the context requires, any non-

conflicting provisions contained in the same section or subsection as the conflicting provision); provided, however, that such determination shall not affect any of the remaining provisions of this Trust Instrument or render invalid or improper any action taken or omitted prior to such determination. If any provision of this Trust Instrument shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provisions in any other jurisdiction or any other provision of this Trust Instrument in any jurisdiction.

Section 9.9      Reliance by Third Parties. Any certificate executed by an individual who, according to the records of the Trust or of any recording office in which this Trust Instrument may be recorded, appears to be a Trustee hereunder, certifying to (a) the number or identity of Trustees or Shareholders, (b) the due authorization of the execution of any instrument or writing, (c) the form of any vote passed at a meeting of Trustees or Shareholders, (d) the fact that the number of Trustees or Shareholders present at any meeting or executing any written instrument satisfies the requirements of this Trust Instrument, (e) the form of any By-laws adopted by or the identity of any officers elected by the Trustees, or (f) the existence of any fact or facts which in any manner relate to the affairs of the Trust, shall be conclusive evidence as to the matters so certified in favor of any person dealing with the Trustees and their successors.

[Remainder of page intentionally left blank.]

IN WITNESS WHEREOF, the undersigned, being the Trustees of the Trust, have executed this Agreement and Declaration of Trust as of the [Day] day of [Month, Year].

[Name], Trustee
[Name], Trustee
[Name], Trustee

Exhibit C

Form of bylaws

BY-LAWS

OF

[FUND NAME]

(the “Trust”)

ARTICLE 1

INTRODUCTION; DEFINITIONS

Any terms defined in the Trust’s Agreement and Declaration of Trust (the “Declaration”), as amended from time to time, shall have the same meaning when used herein.

These By-laws shall be subject to the Declaration. In the event of any inconsistency between the terms of these By-laws and the terms of the Declaration, the terms of the Declaration shall control.

ARTICLE 2

OFFICES

Section 2.01 Registered Agent. The Trust shall maintain a registered agent in the State of Delaware, which agent shall initially be The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware 19801. The Trustees may designate a successor resident agent, provided, however, that such appointment shall not become effective until written notice thereof is delivered to the office of the Secretary of State.

Section 2.02 Offices. The Trust may have its principal office and other offices in such places within as well as without the State of Delaware as the Trustees may from time to time determine.

ARTICLE 3

SHAREHOLDERS

Section 3.01 Meetings. Meetings of the Shareholders shall be held as provided in the Declaration at such place within or without the State of Delaware as the Trustees shall designate.

Section 3.02 Chair and Secretary of Meetings of Shareholders. The meetings of Shareholders shall be presided over by the Chair. If the Chair is not present, the meeting of Shareholders shall be presided over by another independent Trustee or, alternatively, any officer of the Trust or such other person or persons as the Board may designate shall preside over such meetings. The Secretary, if present, shall act as a Secretary of such meetings, or if he or she is not present or is otherwise presiding over the meeting in another capacity, an Assistant Secretary, if any, shall so act. If neither the Secretary nor the Assistant Secretary is present or, if present, the Secretary is otherwise presiding over the meeting in another capacity, then any such person appointed by the Secretary to act on his or her behalf shall act as Secretary of such meetings.

Section 3.03 Conduct of Meetings of Shareholders. The Trustees shall be entitled to make such rules and regulations for the conduct of meetings of the Shareholders as they shall deem necessary, appropriate or convenient. Subject to such rules and regulations of the Trustees, if any, the Chair of the meeting shall have the right and authority to prescribe such rules, regulations and procedures and to do all such acts as, in the judgment of such Chair, are necessary, appropriate or convenient for the proper conduct of the meeting, including, without limitation, establishing an agenda or order of business for the meeting, rules and procedures for maintaining order at the meeting and the safety of those present, limitations on participation in such meeting to Shareholders of record of the Trust and their duly authorized and constituted proxies, and such other persons as the Chair shall permit, restrictions on entry to the meeting after the time fixed for the commencement thereof, limitations on the time allotted to questions or comments by participants, and regulation of the opening and closing of the polls for balloting on matters which are to be voted on by ballot.

Section 3.04 Voting. The Shareholders entitled to vote at any meeting of Shareholders shall be determined in accordance with the provisions of the Declaration, as in effect as of such time. On any matter other than election of Trustees, any Shareholder may vote part of the Shares in favor of the proposal and refrain from voting the remaining Shares or vote them against the proposal, but if the Shareholder fails to specify the number of Shares which the Shareholder is voting affirmatively, it will be conclusively presumed that the Shareholder’s approving vote is with respect to all of the Shares that such Shareholder is entitled to vote on such proposal.

ARTICLE 4

TRUSTEES

Section 4.01 Meetings. Meetings of the Trustees may be held as provided in the Declaration at such place within or without the State of Delaware as the Trustees shall designate.

Section 4.02 Committees. The Board of Trustees of the Trust (the “Board”) may, by resolution passed by a majority of the entire Board, designate one or more committees, each committee to consist of one or more of the Trustees. The Board may designate one or more Trustees as alternate members of any committee, who may replace any absent or disqualified member at any meeting of the committee. If the Chair is not an “interested person” of the Fund, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), he or she shall be an ex officio member of each committee of which he or she is not otherwise a member (other than any committee made up of one Trustee). An ex officio member of a committee may take part in discussions of that committee’s business but shall not be considered for the purposes of calculating attendance, determining a quorum, voting or authorizing any action by such committee. Any committee of the Board, to the extent provided in a resolution or by applicable law, shall have and may exercise the powers of the Board in the management of the business and affairs of the Trust, provided, however, that in the absence or disqualification of any member of such committee or committees, the member or members thereof present at any meeting and not disqualified from voting, whether or not he or she or they constitute a quorum, may appoint another member of the Board to act at the meeting in the place of any such absent or disqualified member. Such committee or committees shall have such name or names as may be determined from time to time by resolution adopted by the Board and may operate pursuant to a written charter adopted by the Committee. Each committee shall keep regular minutes of its meetings and report the same to the Board when required. Committee members (including ex officio members) shall be entitled to compensation from the Trust, and the Trustees may fix the amount of such compensation.

Section 4.03 Advisory Board. The Board may create an Advisory Board of the Trust. The Board shall appoint the Advisory Board Members thereof, fix their compensation from time to time and determine the scope of the Advisory Board’s participation in the activities of the Trust.

Section 4.04 Trustees Emeritus. The Board may appoint Trustees emeritus to act as advisors to the Board and may fix their compensation from time to time.

ARTICLE 5

OFFICERS

Section 5.01 Executive Officers. The Board may appoint a Vice Chair of the Board from among the Trustees, and shall appoint a Principal Executive Officer, a Secretary and a Treasurer, none of whom need be a Trustee. The Board may also appoint one or more Presidents, one or more Executive Vice Presidents, one or more

Senior Vice Presidents, one or more Vice Presidents, one or more Assistant Secretaries and one or more Assistant Treasurers and such other officers as the Board shall deem necessary or appropriate. None of the foregoing need be a Trustee. Any two or more of the above-mentioned offices, except those of President and Vice President, may be held by the same person, but no officer shall execute, acknowledge or verify any instrument in more than one capacity if such instrument be required by law, by the Declaration, by these By-laws or by resolution of the Board to be executed by any two or more officers. Each such officer shall hold office until such officer’s successor shall have been duly appointed, or until such officer shall have resigned or shall have been removed. Any vacancy in any of the above offices may be filled for the unexpired portion of the term by the Board. The foregoing officers shall be agents of the Trust for purposes of the Act.

Section 5.02 Vice Chair of the Board. The Vice Chair of the Board, if one be appointed, shall perform such duties as may from time to time be assigned by the Board of Trustees or as may be required by law.

Section 5.03 Presidents. The President or Presidents shall perform all duties incident to the office of a president of a corporation, and such other duties as, from time to time, may be assigned by the Board of Trustees.

Section 5.04 Principal Executive Officer. The Principal Executive Officer shall provide general oversight of fund activities that do not pertain directly to investment activities. The Principal Executive Officer’s responsibilities are grounded in legal and regulatory requirements placed on mutual funds. The Principal Executive Officer shall be responsible for approving various fund documents such as certifications of the fund’s financial statements and registration statements, and contracts between the fund and its service providers.

Section 5.05 Vice Presidents. The Vice President or Vice Presidents, including any Executive Vice President(s) or Senior Vice President(s), at the request of the

President or in the President’s absence or during the President’s inability or refusal to act, shall perform the duties and exercise the functions of the President, and when so acting shall have the powers of the President. If there be more than one Vice President, the Board may determine which one or more of the Vice Presidents shall perform any such duties or exercise any of such functions, or if such determination is not made by the Board, the President may make such determination. The Vice President or Vice Presidents shall have such other powers and perform such other duties as may be assigned by the Board, the Chair, or the President.

Section 5.06 Secretary and Assistant Secretaries. The Secretary shall: keep the minutes of the meetings of the Shareholders, of the Board and of any committees, in books provided for the purpose; see that all notices are duly given in accordance with the provisions of the Declaration, these By-laws or as required by law; be custodian of the records of the Trust; and in general perform all duties incident to the office of a secretary of a corporation, and such other duties as, from time to time, may be assigned by the Board, the Chair of the Board, or the President.

The Assistant Secretary, or if there be more than one, the Assistant Secretaries in the order determined by the Board, the President or the Chair of the Board, shall, in the absence of the Secretary, upon the delegation by the Secretary, or in the event of the Secretary’s inability or refusal to act, perform the duties and exercise the powers of the Secretary and shall perform such other duties and have such other powers as the Board may from time to time prescribe.

Section 5.07 Treasurer and Assistant Treasurers. The Treasurer shall: have charge of and be responsible for all funds, securities, receipts and disbursements of the Trust, and shall deposit, or cause to be deposited, in the name of the Trust, all moneys or other valuable effects of the Trust in such banks, trust companies or other depositories as shall, from time to time, be selected by the Board; render to the President, the Chair of the Board and to the Board, whenever requested, an account of the financial condition of the Trust; and in general perform all the duties incident to the office of a treasurer of a corporation, and such other duties as may be assigned by the Board, the President or the Chair of the Board.

The Assistant Treasurer, or if there shall be more than one, the Assistant Treasurers in the order determined by the Board, the President or the Chair of the Board, shall, in the absence of the Treasurer, upon the delegation by the Treasurer, or in the event of the Treasurer’s inability or refusal to act, perform the duties and exercise the powers of the Treasurer and shall perform such other duties and have such other powers as the Board may from time to time prescribe.

Section 5.08 Subordinate Officers. The Board may from time to time appoint such subordinate officers as it may deem desirable. Each such officer shall hold office for such period and perform such duties as the Board, the Principal Executive Officer, the President or the Chair of the Board may prescribe and shall be an agent of the Trust for purposes of the Act. The Board may, from time to time, authorize any committee or officer to appoint and remove subordinate officers and prescribe the duties thereof.

Section 5.09 Removal. Any officer or agent of the Trust may be removed, with or without cause, by the Board whenever, in its judgment, the best interests of the Trust will be served thereby, but such removal shall be without prejudice to the contractual rights, if any, of the person so removed.

ARTICLE 6

SHARE REGISTER

The trust shall keep at its principal executive office, or at the office of its transfer agent or registrar, if either be appointed and as determined by resolution of the Board of Directors, a record of its shareholders, giving the names and addresses of all shareholders and the number and class of shares held by each shareholder.

ARTICLE 7

CUSTODY OF SECURITIES

All securities and cash of the Trust shall be held by a custodian meeting the requirements of Section 17 of the 1940 Act. The Trustees may also authorize the custodian to employ one or more sub-custodians from time to time to perform such of the acts and services of the custodian and upon such terms and conditions as may be agreed upon between the custodian and such sub-custodian and approved by the Trustees. The Trust shall, upon the resignation or inability to serve of the custodian, use its best efforts to obtain a successor custodian; require that the cash and securities owned by the Trust be delivered directly to the successor custodian; and if no successor custodian can be found, the Trust shall function without a custodian and require that the cash and securities owned by the Trust be delivered directly to the Trust.

The Trustees may direct the custodian to deposit all or any part of the securities owned by the Trust in a system for the central handling of securities established by a national securities exchange or a national securities association registered with the U.S. Securities and Exchange Commission under the Securities Exchange Act of 1934, or such other person as may be permitted by the U.S. Securities and Exchange Commission, or otherwise in accordance with applicable law, pursuant to which system all securities of any particular class or series of any issuer deposited within the system are treated as fungible and may be transferred or pledged by bookkeeping entry without physical delivery of such securities, provided that all such deposits shall be subject to withdrawal only upon the order of the Trust. The Trustees may direct the custodian to accept written receipts or other written evidences indicating purchases of securities held in book-entry form in the Federal Reserve System in accordance with regulations promulgated by the Board of Governors of the Federal Reserve System and the local Federal Reserve Banks in lieu of receipt of certificates representing such securities.

ARTICLE 8

GENERAL PROVISIONS

Section 8.01 Checks. All checks or demands for money and notes of the Trust shall be signed by such officer or officers or such other person or persons as the Board may from time to time designate.

Section 8.02 Representation of Shares. Any officer of the Trust or such other person or persons as the Board may from time to time designate is authorized to vote, represent and exercise on behalf of the Trust any and all rights incident to any Shares or other securities of any corporation or other business enterprise owned by the Trust.

Section 8.03 Seal. The Trustees may adopt a seal which shall be in such form and shall have such inscription thereon as the Trustees may from time to time prescribe.

Section 8.04 Inspection of Books. Pursuant to Section 3819 of the Act, the Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust, or any of them, shall be open to the inspection of the Shareholders; and no Shareholder shall have any right of inspecting any account or book or document of the Trust except as conferred by law or authorized by the Trustees.

Section 8.05 Execution of Contracts and Instruments. The Trustees, except as otherwise provided in these By-laws or the Declaration, may authorize any officer or officers, agent or agents, to enter into any contract or execute any instrument in name and on behalf of the Trust and this authority may be general or confined to specific instances; and unless so authorized or ratified by the Trustees or within the agency power of an officer, no officer, agent or employee shall have any power or authority to bind the Trust by contract or engagement or to pledge its credit or to render it liable for any purpose or for any amount.

Section 8.06 Severability. The provisions of these By-laws are severable, and if the Trustees shall determine, with the advice of counsel, that any of such provisions is in conflict with the 1940 Act, the regulated investment company provisions of the Internal Revenue Code or other applicable laws and regulations, the conflicting provision shall be deemed never to have constituted a part of these By-laws (including, if the context requires, any non-conflicting provisions contained in the same section or subsection as the conflicting provision); provided, however, that such determination shall not affect any of the remaining provisions of these By-laws or render invalid or improper any action taken or omitted prior to such determination. If any provision of these By-laws shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to such provision in such jurisdiction and shall not in any manner affect such provisions in any other jurisdiction or any other provision of these By-laws in any jurisdiction.

Section 8.07 Headings. Headings are placed herein for convenience of reference only and in case of any conflict, the text of these By-laws rather than the headings shall control.

ARTICLE 9

AMENDMENTS

These By-laws may be altered, amended or repealed, or new By-laws may be adopted by a majority of the Trustees, without the consent of any Shareholder of the Trust.